                       HARTFORD HLS SERIES FUND II, INC.

                    HARTFORD INTERNATIONAL STOCK II HLS FUND
                        HARTFORD GLOBAL EQUITY HLS FUND
                      HARTFORD BLUE CHIP STOCK II HLS FUND
                       HARTFORD INVESTORS GROWTH HLS FUND
                       HARTFORD AMERICAN LEADERS HLS FUND

                              200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06089

                                MAILING ADDRESS:

                        C/O INDIVIDUAL ANNUITY SERVICES

                                 P.O. BOX 5085
                        HARTFORD, CONNECTICUT 06102-5085

Dear Hartford HLS Series Fund II participants:

     The Board of Directors of the mutual funds listed above (each a "Target Fund") is pleased to submit a proposal to reorganize each Target Fund into a comparable mutual fund in the Hartford fund family (each an "Acquiring Fund"). As the owner of a variable life insurance or variable annuity contract (a "Contract Owner") and an indirect participant in one or more of the Target Funds, you are being asked to complete the enclosed voting instruction form regarding this proposal.

     For the reasons discussed below, and in order to avoid redundancy in its product offerings, management of the Target Funds has recommended to your Fund's Board of Directors that they approve your Fund's reorganization into a corresponding Acquiring Fund in the Hartford HLS fund family with similar investment objectives and policies. Management believes that the Target Funds' shareholders should benefit from an investment in a larger fund that is likely to have the ability to effect portfolio transactions on more favorable terms and provide each Acquiring Fund's sub-adviser with greater investment flexibility. Management also demonstrated that the expense ratio for each Acquiring Fund is lower than its corresponding Target Fund and that the larger aggregate net asset base of each combined Fund could enable it to experience somewhat greater economies of scale by spreading certain costs of operations over a larger asset base.

     The Board considered various factors in reviewing each proposed reorganization on behalf of Target Fund shareholders, including, but not limited to, the following:

     - The relative past and current growth in assets, historical investment performance and perceived future prospects of each of the Funds, including the inability of the Target Funds to attract significant assets.

     - Given each Target Fund's relatively small size and The Hartford's commitment to a streamlined family of funds, the reorganization would allow shareholders to continue their investment in another fund as opposed to liquidation, which is less practical for funds serving as funding vehicles for variable life insurance policies and variable annuity contracts.

     - The Acquiring Funds have investment objectives and policies that are similar to those of the corresponding Target Funds.

     - Because the combination will result in each reorganized Fund having a larger asset base, the Board believes that the reorganization may provide shareholders and Contract Owners the benefit of economies of scale.

     - The Acquiring Funds' expense ratios are lower than those of the corresponding Target Funds.

     - The Funds' investment adviser or its affiliates will bear the customary expenses associated with the reorganization.

     - The reorganization will be effected on the basis of the relative net asset values of the Acquiring Funds and their corresponding Target Funds, so that Target Fund shareholders will receive Acquiring Fund shares having a total net asset value equal to the total net asset value of their Target Fund shares as of the closing of the reorganization.

     - The reorganization is expected to be tax-free; it is anticipated that neither shareholders nor Contract Owners will pay any federal income tax as a result of the reorganization.

     THE BOARD OF DIRECTORS BELIEVES THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF EACH TARGET FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

     If the proposal is approved, each Acquiring Fund will acquire all or substantially all of the assets and all of the liabilities of a Target Fund that has similar investment objectives and policies, and Acquiring Fund shares will be distributed pro rata to Target Fund shareholders in complete liquidation of the Target Fund. In order to accomplish the proposed reorganization, the Board of Directors of the Target Funds submits for your approval an Agreement and Plan of Reorganization that relates to your Fund.

     Whether or not you plan to attend the meeting, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED VOTING INSTRUCTION FORM(S) SO THAT YOUR VOTE MAY BE COUNTED. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE TARGET FUND, YOU WILL RECEIVE MORE THAN ONE VOTING INSTRUCTION FORM AND WILL NEED TO VOTE YOUR SHARES OF EACH FUND. Following this letter is a Q&A summarizing the reorganization and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.

     Thank you for your prompt attention and participation.

                                                          Sincerely,

                                          /s/ David M. Znamierowski


                                                  David M. Znamierowski

                                                        President

                              PROXY STATEMENT Q&A

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION BEING PROPOSED?

     For the reasons discussed below, and in order to avoid redundancy in its product offerings, management of the Target Funds has recommended to your Fund's Board of Directors that they approve your Fund's reorganization into a corresponding Acquiring Fund with similar investment objectives and policies. Your Board of Directors has determined that the reorganization is in the best interests of Target Fund shareholders and recommends that you vote FOR the reorganization. Benefits to Target Fund shareholders will include the potential for each reorganized fund, as a result of having a larger asset base, to benefit from economies of scale. In addition, Target Fund shareholders are expected to benefit from lower expense ratios. As explained below, the reorganization is expected to be tax free to Target Fund shareholders and Contract Owners.

WHEN WILL THIS REORGANIZATION TAKE PLACE?

     If shareholder approval is obtained, the reorganization is scheduled to take place on or about January 24, 2003.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

     No. Upon shareholder approval of the reorganization, the Target Fund shares that fund benefits under your variable annuity or variable life insurance contract automatically will be exchanged for shares of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the reorganization will be the same as the total value of the Target Fund shares held by the shareholder immediately before the reorganization.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

     This reorganization is expected to be a tax-free event to shareholders and Contract Owners. Generally, neither shareholders nor Contract Owners will incur capital gains or losses on the conversion from Target Fund shares into Acquiring Fund shares as a result of this reorganization. However, you may redeem or exchange your shares. If you choose to redeem or exchange your shares by surrendering your contract or initiating a partial withdrawal, you may be subject to taxes and a 10% tax penalty may apply.

WHEN SHOULD I VOTE?

     Please vote as soon as possible, by completing, signing and returning the enclosed voting instruction form(s). A postage-paid envelope is enclosed for this purpose.

WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY
SOLICITATION?

     The Funds' investment adviser or its affiliates will bear the customary expenses associated with the reorganization.

WHOM DO I CALL IF I HAVE QUESTIONS?

     Please contact your investment professional, or for variable life insurance policy owners please call 1-800-800-2000 and for variable annuity owners please call 1-800-862-6668.

                      (This page intentionally left blank)

                       HARTFORD HLS SERIES FUND II, INC.

                    HARTFORD INTERNATIONAL STOCK II HLS FUND
                        HARTFORD GLOBAL EQUITY HLS FUND
                      HARTFORD BLUE CHIP STOCK II HLS FUND
                       HARTFORD INVESTORS GROWTH HLS FUND
                       HARTFORD AMERICAN LEADERS HLS FUND

                              200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06089

                                MAILING ADDRESS:

                        C/O INDIVIDUAL ANNUITY SERVICES

                                 P.O. BOX 5085
                        HARTFORD, CONNECTICUT 06102-5085

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of each of the Funds listed above (each a "Target Fund") will be held on January 15, 2003, at 10:00 a.m., Eastern Time at the offices of HL Investment Advisors, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, for the following purposes:

          1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION ("PLAN") BETWEEN EACH TARGET FUND AND A COMPARABLE MUTUAL FUND IN THE HARTFORD FUND FAMILY (EACH AN "ACQUIRING FUND"), WHEREBY THE ACQUIRING FUND WOULD ACQUIRE ALL OR SUBSTANTIALLY ALL OF THE ASSETS AND ALL OF THE LIABILITIES OF THE TARGET FUND IN EXCHANGE SOLELY FOR THE ACQUIRING FUND'S VOTING SHARES, TO BE DISTRIBUTED PRO RATA BY THE TARGET FUND TO THE HOLDERS OF ITS SHARES, IN COMPLETE LIQUIDATION OF THE TARGET FUND; AND

          2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.

     Shareholders of record at the close of business on October 18, 2002 are entitled to vote at the meeting and any adjournments or postponements thereof.

     Each Target Fund issues and sells its shares to Variable Account C and Variable Account D, which are separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits"), and to Separate Account A, which is a separate account of First Fortis Life Insurance Company ("First Fortis"). (Separate Account A, Variable Account C, and Variable Account D are referred to together as the "Separate Accounts.") The Separate Accounts hold shares of mutual funds, including the Target Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Fortis Benefits and First Fortis. As the owners of the assets held in the Separate Accounts, Fortis Benefits and First Fortis are shareholders of the Target Funds and are entitled to vote their shares of each Fund. However, pursuant to applicable laws, Fortis Benefits and First Fortis vote outstanding shares of the Target Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Notice is being delivered to annuity and life insurance contract owners who do not invest directly in or hold shares of the Target Funds, but who, by virtue of their ownership of the contracts, have a beneficial interest in one or more of the Target Funds as of the record date, so that they may instruct Fortis Benefits and First Fortis how to vote the shares of the Funds underlying their contracts.

YOU CAN VOTE EASILY AND QUICKLY. JUST FOLLOW THE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED VOTING INSTRUCTION FORM.

Dated: November 7, 2002                    By Order of the Board of Directors,


                                                    /s/ Kevin J. Carr



                                                      Kevin J. Carr

                                               Vice President and Secretary

                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                      ("International Opportunities Fund")
            HARTFORD GLOBAL LEADERS HLS FUND ("Global Leaders Fund")
         HARTFORD GROWTH AND INCOME HLS FUND ("Growth and Income Fund")
                     HARTFORD STOCK HLS FUND ("Stock Fund")

                 (EACH A SERIES OF HARTFORD SERIES FUND, INC.)

                              200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06089

              1-800-862-6668 (IF YOU ARE A VARIABLE ANNUITY OWNER) 1-800-800-2000 (IF YOU ARE A VARIABLE LIFE INSURANCE POLICY OWNER)

                           TO ACQUIRE THE ASSETS OF:

     HARTFORD INTERNATIONAL STOCK II HLS FUND ("International Stock Fund")
             HARTFORD GLOBAL EQUITY HLS FUND ("Global Equity Fund")
            HARTFORD BLUE CHIP STOCK II HLS FUND ("Blue Chip Fund")
          HARTFORD INVESTORS GROWTH HLS FUND ("Investors Growth Fund")
          HARTFORD AMERICAN LEADERS HLS FUND ("American Leaders Fund")

              (EACH A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

                              200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06089

              1-800-862-6668 (IF YOU ARE A VARIABLE ANNUITY OWNER) 1-800-800-2000 (IF YOU ARE A VARIABLE LIFE INSURANCE POLICY OWNER)

                           PROSPECTUS/PROXY STATEMENT

                                NOVEMBER 7, 2002


     This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which shares of a mutual fund in the Hartford family of mutual funds that has been set up to fund benefits for variable annuity and variable life insurance products (each an "Acquiring Fund") would be exchanged for the shares of the mutual fund that currently serves as a funding vehicle for your variable annuity or variable life insurance contract (each a "Target Fund").

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Target Funds issue and sell their shares to separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"). These separate accounts hold shares of mutual funds, including the Target Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Fortis Benefits and First Fortis. Each separate account has subaccounts which invest in the different Target Funds and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Fortis Benefits and First Fortis ("Contract Owners") allocate the value of their contracts among these subaccounts. As such, Contract Owners may be indirect participants in the Target Funds. However, as the owners of the assets held in the separate accounts, Fortis Benefits and First Fortis are shareholders of the Target Funds.

     Each Target Fund and each Acquiring Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Fund, an Acquiring Fund with similar investment objectives and policies would acquire all or substantially all of the assets and all of the liabilities of your Fund, and Acquiring Fund shares would be distributed pro rata by the Target Fund to the holders of its shares, in complete liquidation of the Target Fund. As a result of the Plan, each Target Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Target Fund. For the name of the Acquiring Fund into which your Fund would be reorganized, see "Summary -- About the Proposed Reorganization." For a comparison of the investment objectives of the Target Funds and the Acquiring Funds and a summary of their investment policies, see "Summary -- Comparison of Investment Objectives, Policies and Principal Risks of the Target Funds and Acquiring Funds."

     THE BOARD OF DIRECTORS OF THE TARGET FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.


     You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Acquiring Fund dated May 1, 2002, as supplemented from time to time, into which your Target Fund would be reorganized, which is incorporated herein by reference.(1) Statements of Additional Information for each Acquiring Fund (one relating to the Acquiring Funds' Prospectus and a second one relating to this Prospectus/Proxy Statement, dated August 29, 2002, as supplemented from time to time, and November 7, 2002, respectively), each containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference.(2) Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Acquiring Funds at the address and telephone number shown above.



     This Prospectus/Proxy Statement is expected to be first mailed to Contract Owners on or about November 7, 2002, or as soon as practicable thereafter.


     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

---------------

(1) For Global Leaders Fund and Growth and Income Fund, the Prospectus is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-1A of Hartford Series Fund, Inc. (SEC File Nos. 333-45431/811-08629); for International Opportunities Fund, the Prospectus is incorporated herein by reference to Post Effect Amendment No. 16 to the Registration Statement on Form N-1A of Hartford International Opportunities HLS Fund, Inc. (SEC File Nos. 33-33756/811-06059); for Stock Fund, the Prospectus is incorporated herein by reference to Post Effective Amendment No. 37 to the Registration Statement on Form N-1A of Hartford Stock HLS Fund, Inc. (SEC File Nos. 2-57609/811- 02630).



(2) For Global Leaders Fund and Growth and Income Fund, the Statement of Additional Information dated August 29, 2002 is incorporated herein by reference to Post Effective Amendment Nos. 16 and 14 to the Registration Statement on Form N-1A of Hartford Series Fund, Inc. (SEC File Nos. 333-45431/811- 08629); for International Opportunities Fund, the Statement of Additional Information dated August 29 2002 is incorporated herein by reference to Post Effective Amendment No. 17 to the Registration Statement on Form N-1A of Hartford International Opportunities HLS Fund, Inc. (SEC File Nos. 33-33756/811- 06059); for Stock Fund, the Statement of Additional Information dated August 29, 2002 is incorporated herein by reference to Post Effective Amendment No. 38 to the Registration Statement on Form N-1A of Hartford Stock HLS Fund, Inc. (SEC File Nos. 2-57609/811-02630). For each Acquiring Fund, the Statement of Additional Information dated November 7, 2002 is incorporated herein by reference to this Registration Statement on Form N-14 of Hartford Series Fund, Inc. (SEC File No. 333-99437).

                               TABLE OF CONTENTS


SUMMARY.....................................................    1
  About the Proposed Reorganization.........................    1
  Comparative Fee Tables....................................    1
  Comparison of Investment Objectives, Policies and
     Principal Risks of the Target Funds and the Acquiring
     Funds..................................................    5
  Performance Information...................................   12
  Comparison of Operations..................................   20
  Tax Consequences..........................................   21
INFORMATION ABOUT THE REORGANIZATION........................   22
  Considerations by the Board of Directors of the Target
     Funds..................................................   22
  Description of the Plan of Reorganization.................   23
  Description of Acquiring Fund Shares......................   23
  Federal Income Tax Consequences...........................   24
  Comparative Information on Shareholder Rights and
     Obligations............................................   24
  Capitalization............................................   25
INFORMATION ABOUT THE ACQUIRING FUNDS AND THE TARGET
  FUNDS.....................................................   27
VOTING INFORMATION..........................................   28
FORM OF AGREEMENT AND PLAN OF REORGANIZATION................  A-1
MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUNDS'
  PERFORMANCE...............................................  B-1
FINANCIAL HIGHLIGHTS TABLE FOR THE ACQUIRING FUNDS..........  C-1

                      (This page intentionally left blank)

                                    SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Acquiring Fund, the Prospectus and Statement of Additional Information of each Target Fund, and the Plan. The form of the Plan is attached as Appendix A to this Prospectus/Proxy Statement.

ABOUT THE PROPOSED REORGANIZATION
---------------------------------------

     The Board of Directors of Hartford HLS Series Fund II, Inc. has voted to recommend approval of the Plan to shareholders of each Target Fund. Under the Plan, each Acquiring Fund would acquire all or substantially all of the assets and all of the liabilities of the corresponding Target Fund in exchange solely for the Acquiring Fund's voting shares to be distributed pro rata by the Target Fund to its shareholders in complete liquidation and dissolution of the Target Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of a Target Fund will become the owner of shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of such shareholder's holdings in the Target Fund on the date of the Reorganization.

     As a condition to the Reorganization, the Acquiring Fund and the Target Fund will receive an opinion of counsel to the effect that, based upon certain facts, assumptions and representations, the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Acquiring Fund nor the Target Fund nor the shareholders of the Target Fund nor Contract Owners will recognize any gain or loss. Accordingly, the tax basis of the Acquiring Fund's shares received by Target Fund shareholders will be the same as the tax basis of their shares in the Target Fund.

     The following chart shows the Acquiring Fund into which each Target Fund will be reorganized if the Reorganization is approved. The chart is arranged alphabetically according to the name of the Target Fund. Each of the Target Funds offers a single class of shares, Class IA shares. The Acquiring Funds offer Class IA and Class IB shares. Target Fund shareholders will receive Acquiring Fund Class IA shares in the Reorganization. These shares are similar to the Target Fund shares in that both Target Fund Class IA shares and Acquiring Fund Class IA shares are offered without a front-end or contingent deferred sales charge and neither Target Fund Class IA shares nor Acquiring Fund Class IA shares are subject to Rule 12b-1 distribution fees or shareholder servicing fees.

TARGET FUND                               CORRESPONDING ACQUIRING FUND
-----------                               ----------------------------
Hartford American Leaders HLS Fund        Hartford Stock HLS Fund
Hartford Blue Chip Stock II HLS Fund      Hartford Growth and Income HLS Fund
Hartford Global Equity HLS Fund           Hartford Global Leaders HLS Fund
Hartford International Stock II HLS Fund  Hartford International Opportunities HLS Fund
Hartford Investors Growth HLS Fund        Hartford Growth and Income HLS Fund

COMPARATIVE FEE TABLES
--------------------------

     The Target Funds and the Acquiring Funds, like all mutual funds, incur certain expenses in their operations and shareholders pay these expenses indirectly. These expenses include management fees as well as the costs of maintaining accounts, administration and other activities. The following tables
(a) compare the fees and expenses as of December 31, 2001 for each Target Fund(1) and the Class IA shares of its corresponding Acquiring Fund; and (b) show the estimated fees and expenses for Class IA shares of the Acquiring Funds on a pro forma basis as of that date after giving effect to the Reorganization. The tables do not reflect the fees and expenses associated with the variable annuity and

---------------
(1) The shares of each Target Fund were redesignated as Class IA shares as of April 30, 2002.

variable life insurance contracts for which the Target Funds and Acquiring Funds serve as investment vehicles.


                                                              ACQUIRING
                                                                FUNDS          TARGET
                                                            -------------       FUNDS
                                                              HARTFORD      -------------
                                                            INTERNATIONAL     HARTFORD
                                                            OPPORTUNITIES   INTERNATIONAL   PRO FORMA
                                                              HLS FUND        STOCK II      ESTIMATED
                                                             (CLASS IA)       HLS FUND      COMBINED
                                                            -------------   -------------   ---------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of the offering price).......................      None            None          None
Maximum Deferred Sales Charge (Load) (as a percentage of
  the offering price).....................................      None            None          None
ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
Management Fees...........................................     0.70%           0.90%         0.70%
Distribution and/or Service (12b-1) Fees..................      None            None          None
Other Expenses............................................     0.11%           0.14%         0.11%
Total Annual Fund Operating Expenses......................     0.81%           1.04%         0.81%


                                                               HARTFORD
                                                                GLOBAL      HARTFORD
                                                               LEADERS       GLOBAL     PRO FORMA
                                                               HLS FUND      EQUITY     ESTIMATED
                                                              (CLASS IA)    HLS FUND    COMBINED
                                                              ----------    --------    ---------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of the offering price).........................     None         None        None
Maximum Deferred Sales Charge (Load) (as a percentage of the
  offering price)...........................................     None         None        None
ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
Management Fees.............................................    0.74%        1.00%       0.74%
Distribution and/or Service (12b-1) Fees....................     None         None        None
Other Expenses..............................................    0.07%        0.39%       0.07%
Total Annual Fund Operating Expenses........................    0.81%        1.39%       0.81%

                                                               HARTFORD
                                                                GROWTH
                                                                 AND        HARTFORD
                                                                INCOME      BLUE CHIP    PRO FORMA
                                                               HLS FUND     STOCK II     ESTIMATED
                                                              (CLASS IA)    HLS FUND     COMBINED
                                                              ----------    ---------    ---------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of the offering price).........................     None         None         None
Maximum Deferred Sales Charge (Load) (as a percentage of the
  offering price)...........................................     None         None         None

                                                              ACQUIRING
                                                                FUNDS
                                                              ----------    TARGET
                                                                             FUNDS
                                                               HARTFORD    ---------
                                                                GROWTH
                                                                 AND       HARTFORD
                                                                INCOME     BLUE CHIP   PRO FORMA
                                                               HLS FUND    STOCK II    ESTIMATED
                                                              (CLASS IA)   HLS FUND    COMBINED
                                                              ----------   ---------   ---------
ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
Management Fees.............................................     0.75%       0.95%       0.75%
Distribution and/or Service (12b-1) Fees....................     None        None        None
Other Expenses..............................................     0.04%       0.15%       0.03%
Total Annual Fund Operating Expenses........................     0.79%       1.10%       0.78%


                                                               HARTFORD
                                                                GROWTH
                                                                 AND       HARTFORD
                                                                INCOME     INVESTORS   PRO FORMA
                                                               HLS FUND     GROWTH     ESTIMATED
                                                              (CLASS IA)   HLS FUND    COMBINED
                                                              ----------   ---------   ---------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of the offering price).........................     None        None        None
Maximum Deferred Sales Charge (Load) (as a percentage of the
  offering price)...........................................     None        None        None
ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
Management Fees.............................................     0.75%       0.90%       0.75%
Distribution and/or Service (12b-1) Fees....................     None        None        None
Other Expenses..............................................     0.04%       0.61%       0.03%
Total Annual Fund Operating Expenses........................     0.79%       1.51%       0.78%

                                                               HARTFORD    HARTFORD
                                                                STOCK      AMERICAN   PRO FORMA
                                                               HLS FUND    LEADERS    ESTIMATED
                                                              (CLASS IA)   HLS FUND   COMBINED
                                                              ----------   --------   ---------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of the offering price).........................     None        None       None
Maximum Deferred Sales Charge (Load) (as a percentage of the
  offering price)...........................................     None        None       None
ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
Management Fees.............................................     0.46%       0.90%      0.46%
Distribution and/or Service (12b-1) Fees....................     None        None       None
Other Expenses..............................................     0.03%       0.15%      0.03%
Total Annual Fund Operating Expenses........................     0.49%       1.05%      0.49%

EXAMPLES

     The following examples are intended to help you compare the cost of investing in each Target Fund(2) with the cost of investing in Class IA shares of the corresponding Acquiring Fund. The examples are based on the expense tables above.

     The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Hartford International Opportunities HLS Fund.......   $ 83     $260      $451      $1,005
Hartford International Stock II HLS Fund............   $106     $331      $574      $1,271
Pro Forma Combined..................................   $ 83     $260      $451      $1,005

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Hartford Global Leaders HLS Fund....................   $ 83     $260      $451      $1,005
Hartford Global Equity HLS Fund.....................   $142     $440      $761      $1,669
Pro Forma Combined..................................   $ 83     $260      $451      $1,005

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Hartford Growth and Income HLS Fund.................   $ 81     $253      $440      $  981
Hartford Blue Chip Stock II HLS Fund................   $112     $350      $606      $1,340
Pro Forma Combined..................................   $ 80     $250      $435      $  969

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Hartford Growth and Income HLS Fund.................   $ 81     $253      $440      $  981
Hartford Investors Growth HLS Fund..................   $154     $477      $824      $1,802
Pro Forma Combined..................................   $ 80     $250      $435      $  969

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Hartford Stock HLS Fund.............................   $ 50     $158      $275      $  617
Hartford American Leaders HLS Fund..................   $106     $331      $574      $1,271
Pro Forma Combined..................................   $ 50     $158      $275      $  617

---------------
(2) The shares of each Target Fund were redesignated as Class IA shares as of April 30, 2002.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND PRINCIPAL RISKS OF THE TARGET FUNDS AND
--------------------------------------------------------------------------------
ACQUIRING FUNDS
------------------


     This section contains comparisons of the investment objectives, policies and principal risks of each Target Fund and the Acquiring Fund into which it would be reorganized. The investment objectives and policies of each Target Fund are similar to those of its corresponding Acquiring Fund. The investment objective of each of the Target Funds and the Acquiring Funds is "non-fundamental," which means that it may be changed by the relevant Fund's Board of Directors without shareholder approval. In addition to the policies set forth below, each Acquiring Fund and each Target Fund is subject to certain additional investment policies and limitations, described in its respective Statement of Additional Information. Reference is hereby made to the Prospectus and Statement of Additional Information of each Acquiring Fund, dated May 1, 2002 and August 29, 2002, respectively, as supplemented from time to time, and to the Prospectus and Statement of Additional Information of each Target Fund, each dated May 1, 2002, as supplemented from time to time (each such document for each Target Fund is filed under SEC File Nos. 33-03920/811-4615), which set forth in full the investment objectives, policies, strategies and limitations of that Acquiring Fund or Target Fund, each of which is incorporated herein by reference thereto.


TARGET FUND                               ACQUIRING FUND
-----------                               --------------
HARTFORD INTERNATIONAL STOCK II HLS FUND  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT OBJECTIVE:                     INVESTMENT OBJECTIVE:
Long-term growth of capital               Growth of capital by investing primarily in
                                          stocks issued by non-U.S. companies

INVESTMENT STRATEGY

     Under normal circumstances, International Stock Fund invests at least 80% of its assets in common stocks. International Stock Fund focuses on common stocks of well-established, non-U.S. companies and diversifies broadly among developed and emerging countries throughout the world. International Opportunities Fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions International Opportunities Fund diversifies its investments among at least three countries other than the United States. The securities in which International Opportunities Fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

     Stock selection for International Stock Fund reflects a growth style. International Stock Fund may purchase the stocks of companies of any size, but the focus is typically on large and, to a lesser extent, medium-sized companies. In analyzing companies for investment, International Opportunities Fund's sub-adviser, Wellington Management Company, LLP, considers companies for inclusion in the Fund's portfolio that are typically established, high-quality companies that operate in established markets, characteristics of which include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. International Opportunities Fund may invest in securities of companies of any size capitalization.

     Each Fund may also invest its assets in other securities, including debt securities, futures and options, as well as foreign currency and foreign currency forward contracts, for hedging purposes. International Stock Fund may purchase some securities that do not meet that Fund's normal investment criteria when the Fund's sub-adviser, T. Rowe Price International, Inc., perceives an unusual opportunity for gain.

PRINCIPAL RISKS

     The primary risks of the Funds are stock market risk, manager allocation risk and foreign investment risk. Additionally, each Fund will be exposed to additional risks and transaction costs to the extent it uses options and futures contracts and engages in currency hedging transactions. Finally, International

Opportunities Fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

     Stock market risk means that the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     With respect to International Stock Fund, the investment strategy of the Fund's sub-adviser significantly influences the Fund's performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing International Stock Fund to underperform funds that focus on smaller capitalization stocks. If International Stock Fund's sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If International Stock Fund's stock selection strategy does not perform as expected, the Fund could underperform its peers or lose money.

     Similarly, the investment strategy of International Opportunities Fund's sub-adviser significantly influences the Fund's performance. If certain investments or industries don't perform as expected, or if the stock selection strategy of International Opportunities Fund's sub-adviser doesn't perform as expected, the Fund could underperform its peers or lose money.

     Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Additionally, if a Fund invests in countries or regions that experience economic downturns, performance could suffer. In the case of International Stock Fund, the foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

     Successful use of derivative instruments by each Fund depends on the sub-adviser's ability to forecast correctly the direction of market movements. The Fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged. Exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.

TARGET FUND                                                   ACQUIRING FUND
-----------                                                   --------------
HARTFORD GLOBAL EQUITY HLS FUND                HARTFORD GLOBAL LEADERS HLS FUND
INVESTMENT OBJECTIVE:                          INVESTMENT OBJECTIVE:
Capital appreciation                           Growth of capital by investing primarily in
                                               stocks issued by companies worldwide


INVESTMENT STRATEGY


     Under normal circumstances, Global Equity Fund invests at least 80% of its assets in equity securities, including common stocks, preferred stocks, convertible securities and depositary receipts, of U.S. and foreign (including emerging market) issuers, while Global Leaders Fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. Global Equity Fund spreads its investments across the markets and focuses on companies that the Fund's sub-adviser, Massachusetts Financial Services Company, believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow, and generally seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded. Global Leaders Fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies, which are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The companies in which Global Leaders Fund invests must, in the opinion of the Fund's sub-adviser, Wellington Management Company, LLP, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Global Leaders Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     Under normal market conditions, Global Equity Fund invests in at least three different countries. Each Fund may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Under normal market and economic conditions, Global Leaders Fund diversifies its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of Global Leaders Fund's assets that may be invested in each country. Global Leaders Fund emphasizes high-quality growth companies, the key characteristics of which include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

PRINCIPAL RISKS

     The primary risks of the Funds are stock market risk, manager allocation risk, large-capitalization stock risk and foreign investment risk. Additionally, each Fund will be exposed to additional risks and transaction costs to the extent it engages in currency hedging transactions. Finally, Global Leaders Fund trades securities very actively, which increases its transaction costs (thus affecting performance).

     Stock market risk means that the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     The investment strategy of a Fund's sub-adviser significantly influences the Fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing a Fund to underperform funds that focus on small- or medium-capitalization stocks. If a Fund's sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated. If a Fund's stock selection strategy does not perform as expected, the Fund could underperform its peers or lose money.

     Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. If a Fund invests in countries or regions that experience economic downturns, performance could suffer. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

     As noted above, if either Fund uses foreign currency transactions, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the sub-adviser's ability to forecast correctly the direction of market movements. Each Fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

TARGET FUND                                                   ACQUIRING FUND
-----------                                                   --------------
HARTFORD BLUE CHIP STOCK II HLS FUND           HARTFORD GROWTH AND INCOME HLS FUND

INVESTMENT OBJECTIVE:                          INVESTMENT OBJECTIVE:
Long-term growth of capital. Current income    Growth of capital and current income by
is a secondary objective                       investing primarily in stocks with earnings
                                               growth potential and steady or rising
                                               dividends

INVESTMENT STRATEGY

     Blue Chip Fund invests, under normal circumstances, at least 80% of its assets in the stocks of blue chip companies, as defined by the Fund's sub-adviser, A I M Capital Management, Inc. Blue Chip Fund considers blue chip companies to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess strong financial characteristics.

     Growth and Income Fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the Fund's sub-adviser, Wellington Management Company, LLP. Growth and Income Fund's portfolio is broadly diversified by industry and company. Growth and Income Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     Blue Chip Fund may also invest up to 25% of its total assets in foreign securities, while Growth and Income Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. Each Fund may also enter into foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

PRINCIPAL RISKS

     The primary risks of the Funds are stock market risk, manager allocation risk, large company stock risk and foreign investment risk.

     Stock market risk means that the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     The investment strategy of a Fund's sub-adviser significantly influences the Fund's performance. If a sub-adviser's stock selection strategy doesn't perform as expected, the relevant Fund could underperform its peers or lose money. With respect to Growth and Income Fund, large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, in Blue Chip Fund's case, large blue chip company stocks as a group could fall out of favor with the market causing the Fund to perform more poorly than funds that focus on smaller companies. Also, medium-sized blue chip companies may have greater volatility than larger blue chip companies. Additionally, if Blue Chip Fund's sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated.

     Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. If either Fund uses foreign currency transactions, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the ability of that Fund's sub-adviser to forecast correctly the direction of market movements. Each Fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the judgment of the Fund's sub-adviser is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

TARGET FUND                                                   ACQUIRING FUND
-----------                                                   --------------
HARTFORD INVESTORS GROWTH HLS FUND             HARTFORD GROWTH AND INCOME HLS FUND

INVESTMENT OBJECTIVE:                          INVESTMENT OBJECTIVE:
Long-term growth of capital and future income  Growth of capital and current income by
rather than current income                     investing primarily in stocks with earnings
                                               growth potential and steady or rising
                                               dividends

INVESTMENT STRATEGY

     Investors Growth Fund invests its assets, except for working cash balances, in the common stocks and securities convertible into common stocks of companies which the Fund's sub-adviser, Massachusetts Financial Services Company, believes offer better than average prospects for long-term growth. In pursuing this policy, Investors Growth Fund will invest, under normal market conditions, at least 80% of its net assets in common stocks and securities convertible into common stocks. Growth and Income Fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the Fund's sub-adviser, Wellington Management Company, LLP. Growth and Income Fund's portfolio is broadly diversified by industry and company.

     Under normal market conditions, Investors Growth Fund invests primarily in common stocks of companies with large market capitalizations that the Fund's sub-adviser believes have superior growth potential. Investors Growth Fund's sub-adviser defines large cap companies as companies with a market cap of greater than $5 billion. Growth and Income Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     Consistent with its investment strategy, each Fund may invest in foreign securities through which it may have exposure to foreign currencies. Each Fund may also enter into foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Growth and Income Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

PRINCIPAL RISKS

     The primary risks of the Funds are stock market risk, manager allocation risk, large-capitalization stock risk and foreign investment risk. Additionally, each Fund will be exposed to additional risks and transaction costs to the extent it engages in currency hedging transactions. Investors Growth Fund also trades securities very actively, which increases its transaction costs (thus affecting performance).

     Stock market risk means that the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     The investment strategy of a Fund's sub-adviser significantly influences the Fund's performance. If a sub-adviser's stock selection strategy doesn't perform as expected, the relevant Fund could underperform its peers or lose money. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Additionally, if Investors Growth Fund's sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that had been anticipated.

     Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. If either Fund uses foreign currency transactions, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments depends on the ability of that Fund's sub-adviser to forecast correctly the direction of market movements. Each Fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the judgment of the Fund's sub-adviser is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

TARGET FUND                               ACQUIRING FUND
-----------                               --------------
HARTFORD AMERICAN LEADERS HLS FUND        HARTFORD STOCK HLS FUND

INVESTMENT OBJECTIVE:                     INVESTMENT OBJECTIVE:
Long-term growth of capital. The          Long-term growth of capital, with income as a
secondary objective of the Fund is to     secondary consideration, by investing
provide income                            primarily in stocks

INVESTMENT STRATEGY

     American Leaders Fund invests primarily in equity securities of blue chip companies. American Leaders Fund's holdings ordinarily will be in large capitalization companies that are in the top 25% of their industry sectors in terms of revenues and, in the opinion of the Fund's sub-adviser, Federated Investment Management Company, are trading at a low valuation in relation to their history, to their current market value and to their expected future price. Stock Fund invests in a diversified portfolio of primarily equity securities. Stock Fund normally invests at least 80% of its assets in the common stocks of high-quality companies, the key characteristics of which include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which Stock Fund invests have a history of paying dividends and are expected to continue paying dividends in the future. Stock Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. Stock Fund's sub-adviser is Wellington Management Company, LLP.

     American Leaders Fund's sub-adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors, which are groupings of companies with similar characteristics. In determining the amount to invest in a security, and in order to manage sector risk, American Leaders Fund's sub-adviser attempts to limit the Fund's exposure to each major sector in the S&P 500 Index, as a general matter, to not less than 50% nor more than 200% of the Index's allocation to that sector.

     American Leaders Fund's equity investments principally consist of common stocks, but also may include American Depositary Receipts ("ADRs"). ADRs represent interests in underlying securities issued by a foreign company, but are traded in the United States. American Leaders Fund invests primarily in ADRs of companies with significant operations within the United States. Stock Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

PRINCIPAL RISKS

     The primary risks of the Funds are stock market risk, manager allocation risk and large-capitalization stock risk. In addition, American Leaders Fund bears risk with respect to sector allocation and investments in ADRs, while Stock Fund bears foreign investment risk.

     Stock market risk means that the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     The investment strategy of a Fund's sub-adviser significantly influences the Fund's performance. Large-capitalization stocks as a group could fall out of favor with the market, causing a Fund to underperform funds that focus on small- or medium-capitalization stocks. If a Fund's stock selection strategy does not perform as expected, the Fund could underperform its peers or lose money. Because American Leaders Fund may allocate more of its assets to one or more industry sectors than to other sectors, fund performance will be more susceptible to any developments which affect the sectors emphasized by the Fund. In addition, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

     Because American Leaders Fund invests in ADRs issued by foreign companies it may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Stock Fund is also permitted to invest in ADRs, but does not do so as a principal investment strategy.

     Foreign investments made by each Fund may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PERFORMANCE INFORMATION
---------------------------

     The bar charts and tables below compare the potential risks and rewards of investing in the Target Funds and the Acquiring Funds. Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years or since the Fund's inception. The tables show how each Fund's average annual total returns for one year, five years and ten years (or since inception) compare to the returns of one or more broad-based market indexes. The figures assume reinvestment of dividends and distributions. Performance information does not reflect sales loads or fees associated with a separate account that invests in the Funds or any insurance contract for which a Fund is an investment option; if it did, returns would be lower.

     Keep in mind past performance does not indicate future results. Prior to April 2, 2001, the Target Funds were managed by Fortis Advisers, Inc. Each of the Target Funds and the Acquiring Funds now has the same investment adviser, although the Target Funds have different sub-advisers than the Acquiring Funds.

RISK/RETURN BAR CHARTS


     The bar charts shown below show the variability of annual total returns on a calendar year-end basis for each Acquiring Fund and its corresponding Target Fund. For the Acquiring Funds, the annual total returns shown in the bar charts are those of Class IA shares.(3)


                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

1992                                                                             -4.43
1993                                                                             33.73
1994                                                                             -1.94
1995                                                                             13.93
1996                                                                             12.93
1997                                                                              0.34
1998                                                                             13.16
1999                                                                             39.86
2000                                                                            -17.10
2001                                                                            -18.73

                    CLASS IA TOTAL RETURNS BY CALENDAR YEAR

               During the periods shown in the bar chart, the highest quarterly return was 22.16% (4th quarter
               1999) and the lowest quarterly return was -16.98%
               (3rd quarter 1998).

---------------
(3) The shares of each Target Fund were redesignated as Class IA shares as of April 30, 2002.

                    HARTFORD INTERNATIONAL STOCK II HLS FUND
[BAR CHART]

1995                                                                             17.47
1996                                                                             12.72
1997                                                                             13.51
1998                                                                             17.27
1999                                                                             -0.87
2000                                                                             -8.17
2001                                                                            -21.47

                    CLASS IA TOTAL RETURNS BY CALENDAR YEAR

               During the periods shown in the bar chart, the highest quarterly return was 12.15% (4th quarter
               1998) and the lowest quarterly return was -14.62%
               (3rd quarter 2001).

                        HARTFORD GLOBAL LEADERS HLS FUND
[BAR CHART]

1999                                                                             50.37
2000                                                                             -7.06
2001                                                                            -16.58

                    CLASS IA TOTAL RETURNS BY CALENDAR YEAR

               During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter
               1999) and the lowest quarterly return was -15.79%
               (3rd quarter 2001).

                        HARTFORD GLOBAL EQUITY HLS FUND
[BAR CHART]

2001                                                                             -9.60
----                                                                             -----

                  CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001

               During the period shown in the bar chart, the highest quarterly return was 8.85% (4th quarter
               2001) and the lowest quarterly return was -10.69%
               (3rd quarter 2001).

                      HARTFORD GROWTH AND INCOME HLS FUND
[BAR CHART]

1999                                                                             21.82
2000                                                                             -5.64
2001                                                                             -8.02

                    CLASS IA TOTAL RETURNS BY CALENDAR YEAR

               During the periods shown in the bar chart, the highest quarterly return was 15.65% (4th quarter
               1999) and the lowest quarterly return was -15.51%
               (3rd quarter 2001).

                      HARTFORD BLUE CHIP STOCK II HLS FUND
[BAR CHART]

2001                                                                            -22.49
----                                                                            ------

                  CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001

               During the period shown in the bar chart, the highest quarterly return was 12.51% (4th quarter
               2001) and the lowest quarterly return was -19.78%
               (1st quarter 2001).

[BAR CHART]            HARTFORD INVESTORS GROWTH HLS FUND

2001                                                                            -24.78
----                                                                            ------

                  CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001

               During the period shown in the bar chart, the highest quarterly return was 14.72% (4th quarter
               2001) and the lowest quarterly return was -22.81%
               (3rd quarter 2001).

                            HARTFORD STOCK HLS FUND
[BAR CHART]

1992                                                                             10.04
1993                                                                             14.34
1994                                                                             -1.80
1995                                                                             34.10
1996                                                                             24.37
1997                                                                             31.38
1998                                                                             33.47
1999                                                                             19.78
2000                                                                             -7.04
2001                                                                            -12.23

                    CLASS IA TOTAL RETURNS BY CALENDAR YEAR

               During the periods shown in the bar chart, the highest quarterly return was 22.17% (4th quarter
               1998) and the lowest quarterly return was -14.39%
               (3rd quarter 2001).

                       HARTFORD AMERICAN LEADERS HLS FUND
[BAR CHART]

2001                                                                             -3.48

                  CLASS IA TOTAL RETURN FOR CALENDAR YEAR 2001

                  During the period shown in the bar chart, the highest quarterly return was 8.40% (4th quarter 2001) and the lowest quarterly return was -11.85% (3rd quarter 2001).

AVERAGE ANNUAL TOTAL RETURN TABLES


     The following tables show the Funds' average annual total returns over different periods ended December 31, 2001 and compare those returns to one or more broad-based market indexes. Total returns for the indexes shown do not reflect expenses or other fees the SEC requires to be reflected in the Funds' performance. Indexes are unmanaged, and it is not possible to invest directly in an index. Please note that the average annual total return since a Fund's inception is only given for those Funds that have been in existence for less than ten calendar years.

                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
Class IA.................................................  -18.73%    1.36%       5.60%
EAFE GDP Index (reflects no deduction for fees or
  expenses)..............................................  -22.20%    2.90%       6.03%
MSCI AC World Free ex US Index (reflects no deductions
  for fees or expenses)..................................  -19.50%    0.89%       4.61%

INDICES: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East weighted by country GDP.

The Morgan Stanley Capital International All Country World Free ex US ("MSCI AC World Free ex US") Index is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the United States. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. International Opportunities Fund has changed its benchmark from the EAFE GDP to the MSCI AC World Free ex US Index because the Fund's investment adviser believes the MSCI AC World Free ex US Index is better suited for the investment strategy of the Fund.

                    HARTFORD INTERNATIONAL STOCK II HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                          SINCE INCEPTION
                                                    1 YEAR    5 YEARS    (JANUARY 3, 1995)
                                                    ------    -------    -----------------
Class IA(1).......................................  -21.47%    -1.21%          3.19%
MSCI EAFE Index (reflects no deduction for fees or
  expenses).......................................  -21.21%     1.17%          3.90%(2)


---------------
(1) International Stock Fund's shares were re-designated as Class IA shares on April 30, 2002.
(2) Return is from 12/31/94.

INDEX: The Morgan Stanley Capital International Europe, Australia and Far East Index is a broad based unmanaged index of stocks of Europe, Australia and the Far East.

                        HARTFORD GLOBAL LEADERS HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                       SINCE INCEPTION
                                                           1 YEAR    (SEPTEMBER 30, 1998)
                                                           ------    --------------------
Class IA.................................................  -16.58%          14.14%
Morgan Stanley Capital International World Index
  (reflects no deduction for fees or expenses)...........  -16.52%           3.11%

INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

                        HARTFORD GLOBAL EQUITY HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                        SINCE INCEPTION
                                                              1 YEAR     (MAY 1, 2000)
                                                              ------    ---------------
Class IA(1).................................................   -9.60%        -9.62%
MSCI World Index (reflects no deduction for fees or
  expenses).................................................  -16.52%       -15.21%(2)


---------------
(1) Global Equity Fund's shares were re-designated as Class IA shares on April 30, 2002.
(2) Return is from 4/30/00.

INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index, which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

                      HARTFORD GROWTH AND INCOME HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                                        SINCE INCEPTION
                                                              1 YEAR    (MAY 29, 1998)
                                                              ------    ---------------
Class IA....................................................   -8.02%        6.61%
S&P 500 Index (reflects no deduction for fees or
  expenses).................................................  -11.88%        2.73%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

                       HARTFORD INVESTORS GROWTH HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                        SINCE INCEPTION
                                                              1 YEAR     (MAY 1, 2000)
                                                              ------    ---------------
Class IA(1).................................................  -24.78%       -20.95%
S&P 500 Index (reflects no deduction for fees or
  expenses).................................................  -11.87%       -12.63%(2)


---------------
(1) Investors Growth Fund's shares were re-designated as Class IA shares on April 30, 2002.
(2) Return is from 4/30/00.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

                      HARTFORD BLUE CHIP STOCK II HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                        SINCE INCEPTION
                                                              1 YEAR     (MAY 1, 2000)
                                                              ------    ---------------
Class IA(1).................................................  -22.49%       -20.48%
S&P 500 Index (reflects no deduction for fees or
  expenses).................................................  -11.87%       -12.63%(2)


---------------
(1) Blue Chip Fund's shares were re-designated as Class IA shares on April 30, 2002.
(2) Return is from 4/30/00.

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

                            HARTFORD STOCK HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01

                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
Class IA.................................................  -12.23%    11.37%     13.44%
S&P 500 Index (reflects no deduction for fees or
  expenses)..............................................  -11.88%    10.70%     12.93%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

                       HARTFORD AMERICAN LEADERS HLS FUND

            AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/01


                                                                        SINCE INCEPTION
                                                              1 YEAR     (MAY 1, 2000)
                                                              ------    ---------------
Class IA(1).................................................   -3.48%         0.72%
S&P Barra Value Index (reflects no deduction for fees or
  expenses).................................................  -11.69%        -3.57%(2)


---------------
(1) American Leaders Fund's shares were re-designated as Class IA shares on April 30, 2002.
(2) Return is from 4/30/00.

INDEX: The S&P Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.

COMPARISON OF OPERATIONS
----------------------------

INVESTMENT ADVISORY AGREEMENTS

     HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager of each of the Acquiring Funds. HL Advisors also has acted as the investment manager of each of the Target Funds since the Target Funds' previous adviser, Fortis Advisers, Inc., was acquired by The Hartford Life and Accident Insurance Company ("Hartford Life and Accident") on April 2, 2001. HL Advisors is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets as of December 31, 2001. HL Advisors had over $45 billion in assets under management as of December 31, 2001. HL Advisors is responsible for the management of each Acquiring Fund and each Target Fund and supervises the activities of the investment sub-advisers described below. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

     Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to each of the Acquiring Funds. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001, Wellington Management had investment management authority over approximately $311 billion in assets. Wellington Management is principally located at 75 State Street, Boston Massachusetts 02109.

     International Stock Fund is sub-advised by T. Rowe Price International, Inc. ("Price International"), 100 East Pratt Street, Baltimore, Maryland 21202, a wholly owned subsidiary of T. Rowe Price Associates, Inc. and the successor to Rowe Price-Fleming International, Inc. As of December 31, 2001, Price International managed over $24.4 billion in assets through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires and Paris.

     Global Equity Fund and Investors Growth Fund are sub-advised by Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001.

     Blue Chip Fund is sub-advised by A I M Capital Management, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM has been an investment adviser since 1986, and as of December 31, 2001, together with its affiliates advised or managed approximately $158 billion in assets for over 150 investment portfolios.

     American Leaders Fund is sub-advised by Federated Investment Management Company ("Federated"), Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222. Federated is a subsidiary of Federated Investors, Inc. Federated and other affiliates of Federated Investors, Inc. advise approximately 139 mutual funds and separate accounts, which total approximately $180 billion in assets as of December 31, 2001. Federated Investors, Inc. was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees.

OTHER SERVICE PROVIDERS

     The Acquiring Funds and the Target Funds have the same transfer agent (Hartford Investor Services Company), custodian (State Street Bank and Trust Company), distributor (Hartford Securities Distribution Company, Inc.), and independent accountants (Ernst & Young LLP, although for their respective fiscal years ended December 31, 2001, the independent auditors for the Target Funds and the Acquiring Funds were KPMG LLP and Arthur Andersen LLP, respectively). The types of services provided to the Acquiring Funds and the Target Funds under these service arrangements are substantially similar. In light of recent developments affecting Arthur Andersen LLP, including the departure of certain key audit personnel, management has been unable, despite reasonable efforts, to obtain Arthur

Andersen LLP's consent to the inclusion in this registration statement of the Acquiring Funds' audited financial statements. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.


PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     Target Fund shares are currently sold to separate accounts (the "Fortis Accounts") of Fortis Benefits and First Fortis and Acquiring Fund shares are currently sold to separate accounts (the "Hartford Accounts") of Hartford Life Insurance Company and its affiliates, in each case as investment options for certain variable life insurance and variable annuity contracts issued by those companies. The Acquiring Funds also currently offer their shares to certain qualified retirement plans (the "Plans") and to separate accounts of other insurance companies.

     Shares of the Acquiring Funds are sold in a continuous offering to the Hartford Accounts, the Plans and separate accounts of other insurance companies, and shares of the Target Funds are sold in a continuous offering to the Fortis Accounts. Hartford Accounts, the Plans and separate accounts of other insurance companies purchase and redeem Class IA shares of the Acquiring Funds at net asset value without sales or redemption charges. Similarly, Fortis Accounts purchase and redeem Class IA shares of the Target Funds at net asset value without sales or redemption charges.

     For each day on which a Fund's net asset value is calculated, the Fortis Accounts, the Hartford Accounts or separate accounts of other insurance companies, as the case may be (collectively, the "Accounts"), transmit to the respective Target Fund or Acquiring Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by the respective insurance company as of that day. Similarly, the Plans transmit to an Acquiring Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the Funds at the net asset value per share calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning.

     Owners of the variable contracts issued by Fortis Benefits and First Fortis and by Hartford Life Insurance Company and its affiliates may exchange shares only among those funds which are indicated in the respective variable contract prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fortis Accounts receive any dividends or distributions of the Target Funds and the Hartford Accounts, the Plans and separate accounts of other insurance companies, as applicable, receive any dividends or distributions of the Acquiring Funds. The current policy of each Acquiring Fund and each Target Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

TAX CONSEQUENCES
--------------------

     As a condition to the Reorganization, each Acquiring Fund and each Target Fund will receive an opinion of counsel to the effect that, based upon certain facts, assumptions and representations, the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Acquiring Fund nor the Target Fund nor the shareholders of the Target Fund will recognize any gain or loss. Accordingly, the tax basis of the Acquiring Fund's shares received by the Target Fund's shareholders will be the same as the tax basis of their shares in the Target Fund.

                      INFORMATION ABOUT THE REORGANIZATION

CONSIDERATIONS BY THE BOARD OF DIRECTORS OF THE TARGET FUNDS
-------------------------------------------------------------------

     The Board of Directors of the Target Funds believes that the proposed Reorganization is in the best interests of each Target Fund and its shareholders and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. The Board considered engaging in such transactions with the Acquiring Funds at an in-person meeting of the Board of Directors held on August 1, 2002. At this meeting, representatives of HL Advisors and its affiliates discussed the proposed Reorganization with the Board. These representatives also presented information to the Board, including comparative performance, expense and asset size information for the Acquiring Funds and the Target Funds. In considering the proposed Reorganization, the Board was advised by its independent legal counsel.

     At this meeting, the Board (including all of the directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) reviewed and unanimously approved the Reorganization and Plan, and recommended its approval by Target Fund shareholders. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Target Fund and that the interests of Target Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:

     - The relative past and current growth in assets, historical investment performance and perceived future prospects of each of the Funds, including the inability of the Target Funds to attract significant assets.

     - Given each Target Fund's relatively small size and The Hartford's commitment to a streamlined family of funds, the Reorganization would allow shareholders to continue their investment in another fund as opposed to liquidation, which is less practical for funds serving as funding vehicles for variable life insurance policies and variable annuity contracts.

     - The Acquiring Funds have investment objectives and policies that are similar to those of the corresponding Target Funds.

     - Because the combination will result in each reorganized Fund having a larger asset base, the Board believes that the Reorganization may provide shareholders and Contract Owners the benefit of economies of scale.

     - The fact that the Acquiring Funds' expense ratios are lower than those of the corresponding Target Funds.

     - HL Advisors or its affiliates will bear the customary expenses associated with the Reorganization.

     - The Reorganization will be effected on the basis of the relative net asset values of the Acquiring Funds and their corresponding Target Funds, so that Target Fund shareholders will receive Acquiring Fund shares having a total net asset value equal to the total net asset value of their Target Fund shares as of the closing of the Reorganization.

     - The Reorganization is expected to be tax-free; it is anticipated neither shareholders nor Contract Owners will pay any federal income tax as a result of the Reorganization.

     The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

     Under the Target Funds' organizational documents, the directors of each Target Fund are entitled to be indemnified by the applicable Fund for certain liabilities they may incur in connection with their service as directors. Under the Plan, each Acquiring Fund is required to assume all of the liabilities of its corresponding Target Fund.

     The Board of Directors of the Acquiring Funds (including a majority of the directors who are not "interested persons," as that term is defined in the 1940
Act), also approved the Reorganization and Plan on August 1, 2002. The Board of the Acquiring Funds has unanimously concluded that consummation of the Reorganization is in the best interests of the Acquiring Funds and the shareholders of the Acquiring Funds and that the interests of Acquiring Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan. In reaching this conclusion, the Board considered that representatives of HL Advisors and its affiliates had recommended the Reorganization and believed that each of the Target Funds' and Acquiring Funds' shareholders should benefit from an investment in a larger fund that is likely to have the ability to effect portfolio transactions on more favorable terms and provide each Acquiring Fund's sub-adviser with greater investment flexibility. These representatives also demonstrated that the larger aggregate net asset base of each combined Fund could enable it to experience somewhat greater economies of scale by spreading certain costs of operations over a larger asset base.


DESCRIPTION OF THE PLAN OF REORGANIZATION


     The Plan provides that your Fund will transfer all or substantially all of its assets and all of its liabilities to a corresponding Acquiring Fund in exchange solely for the Acquiring Fund's voting shares to be distributed pro rata by the Target Fund to its shareholders in complete liquidation of the Target Fund on or about January 24, 2003, or such later date as the parties may agree (the "Closing Date"). The value of each Target Fund's assets to be acquired by the Acquiring Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on the Closing Date (the "Closing"). Target Fund shareholders will become shareholders of the corresponding Acquiring Fund as of the Closing, and will be entitled to the Acquiring Fund's next dividend distribution thereafter. Target Fund shareholders will receive Acquiring Fund Class IA shares having a total net asset value equal to the total net asset value of their Target Fund shares as of the Closing.


     On or before the Closing, each Target Fund will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.


     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance reasonably satisfactory to the Target Funds and the Acquiring Funds, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Target Fund shareholders prior to the Closing Date (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before April 1, 2003, unless such date is extended by mutual agreement of the parties, or (iii) if the other party shall have materially breached its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan. Under the Plan, HL Advisors or its affiliates is responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Target Fund shareholders and Contract Owners and the costs of holding the Special Meeting (as hereinafter defined).


     The foregoing description of the Plan entered into between the Acquiring Funds and the Target Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by reference thereto.

DESCRIPTION OF ACQUIRING FUND SHARES

     Full and fractional Class IA shares of the Acquiring Funds will be issued in the Reorganization to the Target Fund shareholders in accordance with the procedures described above. Shares of the Acquiring

Funds to be issued to Target Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Acquiring Fund into which your Fund will be reorganized, provided with this Prospectus/Proxy Statement, for additional information about shares of the Acquiring Fund.

FEDERAL INCOME TAX CONSEQUENCES


     As a condition to each Reorganization, the participating Acquiring Funds and Target Funds will receive an opinion from counsel substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions and certain facts, assumptions and representations, for federal income tax purposes: (1) the Reorganization will qualify as a "reorganization" under section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) the Target Fund will recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund's voting shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution of those shares to the Target Fund's shareholders in exchange for their Target Fund shares in complete liquidation of the Target Fund; (3) the Acquiring Fund will recognize no gain or loss on its receipt of those assets in exchange solely for its shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (4) the Acquiring Fund's basis in those assets will be, in each instance, the same as the Target Fund's basis therein immediately before the Reorganization, and the Acquiring Fund's holding period for those assets will include the Target Fund's holding period therefor; (5) a Target Fund shareholder will recognize no gain or loss on the constructive exchange of the shareholder's Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization; and (6) a Target Fund shareholder's aggregate basis in the Acquiring Fund shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's Target Fund shares to be constructively surrendered in exchange for those Acquiring Fund shares, and the shareholder's holding period for those Acquiring Fund shares will include the shareholder's holding period for those Target Fund shares, provided the shareholder holds them as capital assets at the time of the Reorganization.


     No opinion will be expressed, however, as to whether any gain or loss will be recognized (i) by a Target Fund in connection with the transfer from the Target Fund to the corresponding Acquiring Fund of any section 1256 contracts (as defined in section 1256 of the Code) or (ii) by a Target Fund or an Acquiring Fund in connection with any dispositions of assets by such Fund prior to or following its respective Reorganization.

     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Target Funds nor the Acquiring Funds expect to obtain a ruling from the IRS regarding the tax consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating Target Fund, followed by the taxable liquidation thereof.

     After the Closing, one or more of the Acquiring Funds likely will dispose of a significant portion of the securities received by them from the corresponding Target Funds in connection with the Reorganization, which likely will result in transaction costs and may result in capital gains.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     The Target Funds are currently series of Hartford HLS Series Fund II, Inc. and the Acquiring Funds are series of Hartford Series Fund, Inc., both of which are Maryland corporations. As a result, the governing documents and laws applicable to the Target Funds are substantially similar to those of the Acquiring Funds. The Boards of Directors of both the Target Funds and the Acquiring Funds are composed of the same directors, with the exception of David
M. Znamierowski, who serves on the Board of Hartford Series Fund, Inc. but does not serve on the Board of Hartford HLS Series Fund II, Inc.

CAPITALIZATION


     The following tables set forth the unaudited capitalization as of September 30, 2002 of (i) each Target Fund and Acquiring Fund individually, and (ii) the respective combined Acquiring Fund, on a pro forma basis, after giving effect to the Reorganization.



                                                         ACQUIRING        TARGET
                                                           FUND            FUND
                                                       -------------   -------------
                                                         HARTFORD        HARTFORD
                                                       INTERNATIONAL   INTERNATIONAL
                                                       OPPORTUNITIES     STOCK II       PRO FORMA
                                                         HLS FUND        HLS FUND        COMBINED
                                                       -------------   -------------   ------------
Net Assets (in thousands)............................  $    644,849     $   22,531     $    667,380
Net Asset Value Per Share
  Class IA...........................................  $       0.72     $     6.59     $       0.72
  Class IB...........................................  $       0.72            N/A     $       0.72
Shares Outstanding
  Class IA...........................................   867,116,837      3,419,401      898,402,206
  Class IB...........................................    28,327,599            N/A       28,327,599



                                                         HARTFORD      HARTFORD
                                                          GLOBAL        GLOBAL
                                                         LEADERS        EQUITY      PRO FORMA
                                                         HLS FUND      HLS FUND      COMBINED
                                                       ------------   ----------   ------------
Net Assets (in thousands)............................  $    555,652   $   10,865   $    566,517
Net Asset Value Per Share
  Class IA...........................................  $       1.06   $     7.10   $       1.06
  Class IB...........................................  $       1.05          N/A   $       1.05
Shares Outstanding
  Class IA...........................................   483,380,082    1,530,428    493,643,250
  Class IB...........................................    41,657,186          N/A     41,657,186



                                                         HARTFORD      HARTFORD
                                                        GROWTH AND    BLUE CHIP
                                                          INCOME       STOCK II     PRO FORMA
                                                         HLS FUND      HLS FUND      COMBINED
                                                       ------------   ----------   ------------
Net Assets (in thousands)............................  $    462,286   $   15,434   $    477,720
Net Asset Value Per Share
  Class IA...........................................  $       0.81   $     4.95   $       0.81
  Class IB...........................................  $       0.81          N/A   $       0.81
Shares Outstanding
  Class IA...........................................   514,949,602    3,119,804    533,954,764
  Class IB...........................................    54,598,793          N/A     54,598,793

                                                        ACQUIRING       TARGET
                                                           FUND          FUND
                                                       ------------   ----------
                                                         HARTFORD      HARTFORD
                                                        GROWTH AND    INVESTORS
                                                          INCOME        GROWTH      PRO FORMA
                                                         HLS FUND      HLS FUND      COMBINED
                                                       ------------   ----------   ------------
Net Assets (in thousands)............................  $    462,286   $   13,525   $    475,811
Net Asset Value Per Share
  Class IA...........................................  $       0.81   $     4.91   $       0.81
  Class IB...........................................  $       0.81          N/A   $       0.81
Shares Outstanding
  Class IA...........................................   514,949,602    2,755,525    531,603,997
  Class IB...........................................    54,598,793          N/A     54,598,793



                                                                      HARTFORD
                                                       HARTFORD       AMERICAN
                                                        STOCK         LEADERS       PRO FORMA
                                                       HLS FUND       HLS FUND       COMBINED
                                                    --------------   ----------   --------------
Net Assets (in thousands).........................  $    5,040,424   $   13,450   $    5,053,874
Net Asset Value Per Share
  Class IA........................................  $         3.27   $     7.58   $         3.27
  Class IB........................................  $         3.26          N/A   $         3.26
Shares Outstanding
  Class IA........................................   1,470,089,872    1,774,565    1,474,207,881
  Class IB........................................      73,354,042          N/A       73,354,042

           INFORMATION ABOUT THE ACQUIRING FUNDS AND THE TARGET FUNDS

ACQUIRING FUNDS

     A discussion of the performance of each of the Acquiring Funds during the six months ended June 30, 2002 is included in this Prospectus/Proxy Statement as Appendix B. Financial highlights for the Acquiring Funds are included as Appendix C.


     Information about the Class IA shares of each Acquiring Fund is contained in the Acquiring Fund's current Class IA share Prospectus dated May 1, 2002, as supplemented from time to time, which is incorporated herein by reference. A copy of the current Prospectus of the Acquiring Fund into which your Target Fund shares will be exchanged is included with this Prospectus/Proxy Statement. Additional information about each Acquiring Fund is included in the Acquiring Funds' Statement of Additional Information dated August 29, 2002, as supplemented from time to time, and the Statement of Additional Information dated November 7, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by calling or writing the Acquiring Funds at:


                               Hartford HLS Funds
                        c/o Individual Annuity Services
                                 P.O. Box 5085
                        Hartford, Connecticut 06102-5085
              1-800-862-6668 (if you are a variable annuity owner)
      1-800-800-2000 (if you are a variable life insurance policy owner).

TARGET FUNDS


     Information about the Target Funds is contained in the Target Funds' current Prospectus dated May 1, 2002, as supplemented from time to time, Annual Report to Shareholders dated December 31, 2001 (SEC File No. 811-4615), subsequent Semiannual Report to Shareholders dated June 30, 2002 (SEC File No. 811-4615), Statement of Additional Information dated May 1, 2002, as supplemented from time to time, and the Statement of Additional Information dated November 7, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual and Semiannual Reports, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Target Funds by calling or writing the Target Funds at:


                               Hartford HLS Funds
                        c/o Individual Annuity Services
                                 P.O. Box 5085
                        Hartford, Connecticut 06102-5085
              1-800-862-6668 (if you are a variable annuity owner)
      1-800-800-2000 (if you are a variable life insurance policy owner).


     Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about the Acquiring Funds and the Target Funds, respectively, with the SEC. Such reports, proxy material and other information filed by Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 233 Broadway, New York, NY 10279; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, FL 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference

Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Acquiring Funds and Target Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. and the Acquiring Funds and Target Funds.

                               VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the Target Funds of voting instruction forms for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on January 15, 2003 at 10:00 a.m., Eastern Time at the offices of HL Advisors, 200 Hopmeadow Street, Simsbury, Connecticut 06089, and at any adjournments or postponements thereof.


     Each Target Fund issues and sells its shares to Variable Account C and Variable Account D, which are separate accounts of Fortis Benefits, and to Separate Account A, which is a separate account of First Fortis. (Separate Account A, Variable Account C, and Variable Account D are referred to together as the "Separate Accounts.") The Separate Accounts hold shares of mutual funds, including the Target Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Fortis Benefits and First Fortis. As the owners of the assets held in the Separate Accounts, Fortis Benefits and First Fortis are shareholders of the Target Funds and are entitled to vote their shares of each Fund. However, pursuant to applicable laws, Fortis Benefits and First Fortis vote outstanding shares of the Target Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Prospectus/Proxy Statement is being delivered to annuity and life insurance contract owners who do not invest directly in or hold shares of the Target Funds, but who, by virtue of their ownership of the contracts, have a beneficial interest in one or more of the Target Funds as of the record date, so that they may instruct Fortis Benefits and First Fortis how to vote the shares of the Funds underlying their contracts.


     You have the right to instruct Fortis Benefits or First Fortis on how to vote the shares held under your contract. If you execute and return your voting instruction form, but do not provide voting instructions, Fortis Benefits and First Fortis will vote the shares underlying your contract in favor of each proposal. Fortis Benefits and First Fortis will vote any shares for which they do not receive a voting instruction form, and any shares which they hold for their own account, in proportionately the same manner as shares for which they have received voting instructions.

     In order for the Special Meeting to go forward in respect of any Target Fund, there must be a quorum. This means that at least a majority of the applicable Target Fund's shares entitled to vote on the proposal must be represented at the Special Meeting either in person or by proxy. Because Fortis Benefits, First Fortis and Hartford Life Insurance Company are the only shareholders of the Target Funds, their presence at the Special Meeting in person or by proxy will meet the quorum requirement. If a quorum is not obtained or if sufficient votes to approve the Reorganization are not received with respect to any Target Fund, the entities named as proxies may adjourn the Special Meeting with respect to that Fund from time to time without notice other than by announcement at the Special Meeting, to permit further solicitation of voting instructions. Accordingly, shareholders are urged to forward their voting instructions promptly.

     You may revoke your voting instructions up until voting results are announced at the Special Meeting or any adjournment of the Special Meeting by giving written notice to Fortis Benefits or First Fortis prior to the Special Meeting, by executing and returning to Fortis Benefits or First Fortis a later dated form, or by attending the Special Meeting and voting in person. If you need a new voting instruction form, please call the Target Funds at 1-800-862-6668 if you are a variable annuity owner or at 1-800-800-2000 if you are a variable life insurance policy owner, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "for" the proposal.


     HL Advisors or its affiliates will pay all costs of solicitation, including the cost of preparing and mailing the notice of joint Special Meeting of shareholders and this Prospectus/Proxy Statement to Contract Owners. Representatives of The Hartford, who will receive no extra compensation for their services, may solicit voting instructions from Contract Owners by means of mail, telephone, or personal calls. Hartford Life Insurance Company will vote shares which it holds for its own account for, against or abstaining in proportionally the same manner as shares for which Fortis Benefits and First Fortis have received voting instructions (i.e., echo voting).


OUTSTANDING SHARES AND VOTING REQUIREMENTS


     Those individuals owning contracts representing shares at the close of business on October 18, 2002 may provide voting instructions for the Special Meeting or any adjournment or postponement of the Special Meeting. The number of shares outstanding for each Target Fund on September 30, 2002 is listed in the table below. To the best knowledge of each Target Fund, no person other than Fortis Benefits or Hartford Life Insurance Company owned, of record or beneficially, 5% or more of the outstanding shares of any of the Target Funds as of September 30, 2002. Fortis Benefits "controls", as that term is defined in the Instruction to Item 7(c)(4)(i) of Form N-14 under the Securities Act of 1933, each Target Fund, and Hartford Life Insurance Company "controls" Global Equity Fund. As described above, because Fortis Benefits, First Fortis and Hartford Life Insurance Company are the sole shareholders of the Target Funds, they are entitled to vote all of the shares of each Fund. However, pursuant to applicable laws, Fortis Benefits and First Fortis vote outstanding shares of the Target Funds in accordance with instructions received from the owners of the annuity and life insurance contracts, and Hartford Life Insurance Company will vote shares which it holds for its own account for, against or abstaining in proportionally the same manner as shares for which Fortis Benefits and First Fortis have received voting instructions (i.e., echo voting).



     Information as of September 30, 2002 with regard to Fortis Benefits' and Hartford Life Insurance Company's beneficial and record ownership in each Target Fund is provided below.



                                                               PERCENT OF       SHARES         PERCENT OF
                                                  SHARES      OUTSTANDING      OWNED BY       SHARES OWNED
                                                 OWNED BY     SHARES OWNED   HARTFORD LIFE    BY HARTFORD
                                    SHARES        FORTIS       BY FORTIS       INSURANCE     LIFE INSURANCE
                                  OUTSTANDING   BENEFITS(1)     BENEFITS      COMPANY(2)        COMPANY
                                  -----------   -----------   ------------   -------------   --------------
American Leaders Fund...........   1,774,565     1,343,416         76           408,014            23
Blue Chip Fund..................   3,119,804     2,706,149         87           392,065            13
Global Equity Fund..............   1,530,428       923,884         60           596,709            39
International Stock Fund........   3,419,401     3,329,475         97                --            --
Investors Growth Fund...........   2,755,525     2,150,783         78           594,103            22


---------------
(1) The address of Fortis Benefits is 500 Bielenberg Drive, Woodbury, MN 55125.

(2) The address of Hartford Life Insurance Company is 200 Hopmeadow Street, Simsbury, CT 06089.


     To the best knowledge of each Acquiring Fund, no person other than Fortis Benefits, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Bank One and certain retirement plans of the State of California owned, of record or beneficially, 5% or more of the outstanding shares of any class of the Acquiring Funds as of September 30, 2002. Hartford Life and Annuity Insurance Company "controls" each of the Acquiring Funds, Hartford Life Insurance Company "controls" International Opportunities Fund and Stock Fund and Fortis Benefits "controls" Global Leaders Fund and Growth and Income Fund, as that term is defined in the Instruction to Item 7(c)(4)(i) of Form N-14 under the Securities Act of 1933. Because Hartford Life and Annuity Insurance Company, Hartford Life Insurance Company and Fortis Benefits "control" certain of the Acquiring Funds, as described above, each has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning any Fund that it "controls" than do non-controlling shareholders. However, pursuant to applicable laws, Hartford Life and Annuity Insurance Company, Hartford Life Insurance Company and Fortis Benefits vote outstanding shares of the Acquiring Funds in accordance with instructions received from the owners of the annuity and life insurance contracts.


     Information as of September 30, 2002 with regard to Hartford Life and Annuity Insurance Company's, Hartford Life Insurance Company's and Fortis Benefits' beneficial and record ownership in each class of each Acquiring Fund is provided below. Information regarding the amount of each class of each Acquiring Fund that is held in the name of Bank One, as Trustee for the State of California 401(k) Plan and as Trustee for the State of California 457 Plan, in each class of each Acquiring Fund is provided below. Information is also provided regarding the beneficial ownership by the retirement plans of the State of California in each class of each Acquiring Fund. The percentage that appears in the parentheses reflects the approximate percentage ownership of that Acquiring Fund's shares assuming the Reorganization had been consummated as of that date.



                                                                                 PERCENT OF
                                                     PERCENT OF                  OUTSTANDING
                                                     OUTSTANDING     SHARES        SHARES
                                         SHARES        SHARES       OWNED BY      OWNED BY                   PERCENT OF
                                        OWNED BY      OWNED BY      HARTFORD      HARTFORD                   OUTSTANDING
                                        HARTFORD      HARTFORD      LIFE AND      LIFE AND       SHARES        SHARES
                                          LIFE          LIFE         ANNUITY       ANNUITY      OWNED BY      OWNED BY
                          SHARES        INSURANCE     INSURANCE     INSURANCE     INSURANCE      FORTIS        FORTIS
                        OUTSTANDING    COMPANY(1)      COMPANY     COMPANY(2)      COMPANY     BENEFITS(3)    BENEFITS
                        -----------    ----------    -----------   ----------    -----------   -----------   -----------
Global Leaders Fund
 Class IA............    483,380,082   113,264,588       23(23)    194,783,021       40(39)    167,507,417       35(35)
Global Leaders Fund
 Class IB............     41,657,186    7,716,958        19(19)    33,940,228        81(81)             --       --
Growth and Income
 Fund Class IA.......    514,949,602   97,120,480        19(18)    252,508,881       49(46)    160,144,163       31(34)
Growth and Income
 Fund Class IB.......     54,598,793    8,881,971        16(16)    45,716,822        84(84)             --       --
International
 Opportunities Fund
 Class IA............    867,116,837   333,487,129       38(37)    518,295,036       60(58)             --       --
International
 Opportunities Fund
 Class IB............     28,327,599   11,202,929        40(40)    17,124,670        60(60)             --       --
Stock Fund Class
 IA..................  1,470,089,872   624,354,487       42(42)    741,918,906       50(50)             --       --
Stock Fund Class
 IB..................     73,354,042   25,018,369        34(34)    46,363,557        63(63)             --       --

                                                                       PERCENTAGE
                                                                           OF
                                                                      OUTSTANDING
                                                         SHARES          SHARES
                                        PERCENT OF      OWNED BY        OWNED BY
                                        OUTSTANDING      CERTAIN        CERTAIN
                                          SHARES       RETIREMENT      RETIREMENT
                        SHARES OWNED     OWNED BY     PLANS OF THE    PLANS OF THE
                        BY BANK ONE,     BANK ONE,      STATE OF        STATE OF
                       AS TRUSTEE(4)    AS TRUSTEE    CALIFORNIA(5)    CALIFORNIA
                       -------------    -----------   -------------   ------------
Global Leaders Fund
 Class IA............            --         --                  --        --
Global Leaders Fund
 Class IB............            --         --                  --        --
Growth and Income
 Fund Class IA.......            --         --                  --        --
Growth and Income
 Fund Class IB.......            --         --                  --        --
International
 Opportunities Fund
 Class IA............            --         --                  --        --
International
 Opportunities Fund
 Class IB............            --         --                  --        --
Stock Fund Class
 IA..................   103,023,630          7(7)      103,023,630         7(7)
Stock Fund Class
 IB..................            --         --                  --        --


---------------

(1) The address of Hartford Life Insurance Company is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The address of Hartford Life and Annuity Insurance Company is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The address of Fortis Benefits is 500 Bielenberg Drive, Woodbury, MN 55125.

(4) The address of Bank One, as Trustee for the State of California 401(k) Plan and as Trustee for the State of California 457 Plan, is P.O. Box 710643, Columbus, OH 43271-0634.

(5) The address of the certain retirement plans of the State of California is P.O. Box 710643, Columbus, OH 43271-0634.


     As of September 30, 2002, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each of the Acquiring Funds.


     Approval of the Plan with respect to a Target Fund requires the affirmative vote, in person or by proxy, of a "majority of the outstanding voting securities," as defined in the 1940 Act, of the Fund on the record date, October 18, 2002. The term "majority of the outstanding voting securities" as defined in

Section 2(a)(42) of the 1940 Act means the affirmative vote of the lesser of (i) 67% of the voting securities of a Fund present at the meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund. Each shareholder is entitled to one vote for each share owned on the record date. Shareholders will not be entitled to cumulative voting or appraisal rights with respect to the proposal. Abstentions will have the effect of a "no" vote. In the event that shareholders of one or more of the Target Funds do not approve the Plan, the Reorganization will proceed with respect to those Target Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Acquiring Funds are not being solicited since their approval is not required in order to effect the Reorganization.

OTHER MATTERS

     Management of the Target Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

     After carefully considering the issues involved, the Board of Directors of the Target Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Directors of the Target Funds recommends that you vote to approve the Plan. Whether or not you expect to attend the Special Meeting, you are urged to promptly sign, complete and return the enclosed voting instruction form.


SHAREHOLDER PROPOSALS FOR SUBSEQUENT MEETINGS



     Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of the Target Funds, c/o HL Investment Advisors, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

                              INDEX OF APPENDICES


APPENDIX A:  Form of Agreement and Plan of Reorganization
APPENDIX B:  Management's Discussion of the Acquiring Funds' Performance
APPENDIX C:  Financial Highlights Table for the Acquiring Funds

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this      day of           , 200  , by and among Hartford Series Fund, Inc. (the
"Acquiring Corporation"), a Maryland corporation, on behalf of each of Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford Stock HLS Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), each a separate series of the Acquiring Corporation, and Hartford HLS Series Fund II, Inc. (the "Target Corporation" and, together with the Acquiring Corporation, each a "Corporation" and collectively the "Corporations"), a Maryland corporation, on behalf of each of Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund and Hartford American Leaders HLS Fund (each, a "Target Fund" and collectively, the "Target Funds" and, together with an Acquiring Fund, each a "Fund" and collectively the "Funds"), each a separate series of the Target Corporation, and HL Investment Advisors, LLC ("HL Advisors"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of each Corporation is 200 Hopmeadow Street, Simsbury, Connecticut 06089.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each a "Reorganization" and collectively, the "Reorganizations") will consist of the transfer of all or substantially all of the assets of each Target Fund to its corresponding Acquiring Fund in exchange solely for Class IA voting shares of capital stock ($0.001 par value per share) of its corresponding Acquiring Fund (the "Acquiring Fund Shares") as set forth on Schedule A attached hereto, the assumption by each Acquiring Fund of all of the liabilities of its corresponding Target Fund and the distribution of the Acquiring Fund Shares to the Class IA shareholders of each Target Fund in complete liquidation of each Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Notwithstanding anything to the contrary in this Agreement, the rights and obligations of each Target Fund, and the Target Corporation with respect to that Target Fund, and each Acquiring Fund, and the Acquiring Corporation with respect to that Acquiring Fund, are not contingent upon the satisfaction by any other Target Fund or Acquiring Fund, as applicable, of its obligations under this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH TARGET FUND TO ITS CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL TARGET FUND LIABILITIES AND THE LIQUIDATION OF EACH TARGET FUND

     1.1. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer to its corresponding Acquiring Fund all or substantially all of the Target Fund's assets as set forth in section 1.2, and each Acquiring Fund agrees in exchange therefor (i) to deliver to its corresponding Target Fund that number of full and fractional Class IA Acquiring Fund Shares determined by dividing the value of its corresponding Target Fund's assets net of any liabilities of the Target Fund with respect to the Class IA shares of the Target Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of its corresponding Target Fund. All Acquiring Fund Shares delivered to the Target Funds shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of each Target Fund to be acquired by its corresponding Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Target Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Target Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Target Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Target Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. Each Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4.  On or as soon as practicable prior to the Closing Date as defined in section 3.1, each Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, each Target Fund will distribute to the Target Fund's shareholders of record (the "Target Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Target Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each Target Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. Each Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Class IA Acquiring Fund Shares to be so credited to the Class IA Target Fund Shareholders shall be equal to the aggregate net asset value of the applicable Target Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Target Fund will simultaneously be cancelled on the books of the Target Fund, although share certificates representing interests in Class IA shares of each Target Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Funds will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Funds' then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Target Fund.

     1.8. All books and records of each Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to its corresponding Acquiring Fund from and after the Closing Date and shall be turned over to its corresponding Acquiring Fund as soon as practicable following the Closing Date.

2.  VALUATION


     2.1. The value of the Assets shall be computed as of the close of business on the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Corporation's Charter, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to each Target Fund.

     2.2. The net asset value of a Class IA Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

     2.3. The number of Class IA Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to Class IA shares of the applicable Target Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.  CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be January 24, 2003, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square -- South, Boston, Massachusetts 02109, or at such other place and time as the parties may agree.

     3.2. Each Target Fund shall deliver to its corresponding Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for each Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for each Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Target Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Target Fund to the custodian for each Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Target Fund as of the Closing Date by each Target Fund for the account of its corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Target Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for its corresponding Acquiring Fund. The cash to be transferred by each Target Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Hartford Investor Services Company, as transfer agent for each Target Fund, on behalf of each Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class IA Target Fund shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to its corresponding Target Fund or provide evidence satisfactory to its corresponding Target Fund that such Acquiring Fund Shares have been credited to that Target Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or a Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class IA shares of an Acquiring Fund or a Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of each Target Fund shall include all of such Target Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Target Fund's board members.

4.  REPRESENTATIONS AND WARRANTIES

     4.1. The Target Corporation, on behalf of each Target Fund, represents and warrants to the respective Acquiring Fund as follows:

          (a) The Target Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under the Target Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Target Fund, to carry out the Agreement. The Target Fund is a separate series of the Target Corporation duly designated in accordance with the applicable provisions of the Target Corporation's Charter. The Target Corporation and Target Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Target Corporation or Target Fund. The Target Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not have a material adverse effect on the Target Fund;

          (b) The Target Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Target Fund which shall terminate on or prior to the Closing Date, the Target Corporation is not, and the execution, delivery and performance of this Agreement by the Target Corporation will not result in (i) a violation of Maryland law or of the Target Corporation's Charter, as amended, or By-Laws, (ii) a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target

     Fund is a party or by which it is bound, or (iii) the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any properties or assets held by it. The Target Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Target Fund at and for the fiscal year ended December 31, 2001, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since December 31, 2001, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Target Fund due to declines in market values of securities in the Target Fund's portfolio, the discharge of Target Fund liabilities, or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Target Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Target Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Hartford Investor Services Company, as provided in section 3.4. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund shares, nor is there outstanding any security convertible into any of the Target Fund shares;

          (k) At the Closing Date, the Target Fund will have good and marketable title to the Target Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Target Corporation, (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Corporation, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Target Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Target Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Corporation, on behalf of each Acquiring Fund, represents and warrants to the respective Target Fund as follows:

          (a) The Acquiring Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under the Acquiring Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Target Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Corporation duly designated in accordance with the applicable provisions of the Acquiring Corporation's Charter. The Acquiring Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Acquiring Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Acquiring Corporation is not, and the execution, delivery and performance of this Agreement by the Acquiring Corporation will not result in (i) a violation of Maryland law or of the Acquiring Corporation's Charter, as amended, or By-Laws, (ii) a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2001, have been audited by Arthur Andersen LLP, independent public accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Target Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Target Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under
     Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Corporation (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement will constitute a valid and binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Target Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.  COVENANTS OF EACH ACQUIRING FUND AND EACH TARGET FUND

     5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund's normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Fund covenants and agrees to coordinate the respective portfolios of each Acquiring Fund and each Target Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to each Acquiring Fund's portfolio, the resulting portfolio will meet the applicable Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Funds' Prospectus, a copy of which has been delivered to each Target Fund.

     5.2. Upon reasonable notice, each Acquiring Fund's officers and agents shall have reasonable access to its corresponding Target Fund's books and records necessary to maintain current knowledge of its corresponding Target Fund and to ensure that the representations and warranties made by its corresponding Target Fund are accurate.

     5.3. Each Target Fund covenants to call a meeting of the Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than January 15, 2003.

     5.4. Each Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. Each Target Fund covenants that it will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund shares.

     5.6. Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. Each Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. Each Target Fund will provide its corresponding Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. Each Target Fund covenants that it will, from time to time, as and when reasonably requested by its corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that each Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by its corresponding Target Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as its corresponding Target Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Target Fund title to and possession of all Acquiring Fund shares to be transferred to the Target Fund pursuant to this Agreement and (ii) assume the liabilities from the Target Fund.

     5.11. As soon as reasonably practicable after the Closing, each Target Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. Each Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that each transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Corporations nor the Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of a transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, each Corporation and each Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, each Target Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

     With respect to each Reorganization, the obligations of a Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Corporation, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than a Target Fund, its adviser or any of their affiliates) against an Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to any Acquiring Fund which an Acquiring Fund reasonably believes might result in such litigation.

     6.2. Each Acquiring Fund shall have delivered to its corresponding Target Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Target Corporation, on behalf of the Target Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Corporation with respect to the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

     6.3. Each Target Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to the Target Fund, and dated as of the Closing Date, to the effect that:

          (a) The Acquiring Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Corporation's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Corporation, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Corporation is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Corporation, (ii) the Acquiring Corporation is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

     In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of each of the Acquiring Corporation and the Target Corporation, on behalf of each of the Acquiring Funds and the Target Funds, respectively.

     6.4. Each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Acquiring Fund on or before the Closing Date.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     With respect to each Reorganization, the obligations of an Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Target Corporation, on behalf of each Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than an Acquiring Fund, its adviser or any of their affiliates) against a Target Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to any Target Fund which a Target Fund reasonably believes might result in such litigation.

     7.2. Each Target Fund shall have delivered to its corresponding Acquiring Fund a statement of the Target Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Target Fund.

     7.3. Each Target Fund shall have delivered to its corresponding Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Corporation, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Target Corporation with respect to the Target Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. Each Acquiring Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

          (a) The Target Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; (b) the Target Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Target Corporation's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Target Corporation, on behalf of the Target Fund, and constitutes a valid and legally binding obligation of the Target Corporation, on behalf of the Target Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Target Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Target Corporation is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Target Corporation, (ii) the Target Corporation is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Target Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

     In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of each of the Acquiring Corporation and the Target Corporation, on behalf of each of the Acquiring Funds and the Target Funds, respectively.

     7.5. Each Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Target Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH TARGET FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Target Fund or its corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein, with respect to each Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Corporation's Charter, as amended, and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to its corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Target Funds may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by an Acquiring Fund or a Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Dechert addressed to each of the Acquiring Funds and the Target Funds, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution of such shares to the Target Fund Shareholders in exchange for their shares of the Target Fund in complete liquidation of the Target Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Target Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (iii) the basis of the assets of the Target Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Target Fund immediately prior to the transfer; (iv) the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Target Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (vi) no gain or loss will be recognized by Target Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Target Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Target Fund Shareholders will be the same as the basis of the shares of the Target Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Target Fund Shareholders will include the holding period during which the shares of the Target Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Target Fund were held as capital assets in the hands of Target Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of each of the Acquiring Corporation and the Target Corporation. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Target Funds may waive the condition set forth in this section 8.5. No opinion will be expressed by Dechert, however, as to whether any gain or loss will be recognized (i) by a Target Fund in connection with the transfer from the Target Fund to an Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code) or
(ii) by a Target Fund or an Acquiring Fund in connection with any dispositions of assets by such Fund prior to or following its respective Reorganization.

9.  INDEMNIFICATION

     9.1. Each Acquiring Fund agrees to indemnify and hold harmless its corresponding Target Fund and each of such Target Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Target Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. Each Target Fund agrees to indemnify and hold harmless its corresponding Acquiring Fund and each of such Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Corporation, on behalf of the Acquiring Funds, and the Target Corporation, on behalf of the Target Funds, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. HL Advisors, or affiliates thereof, will bear all the expenses associated with the Reorganization. Any such expenses so borne by HL Advisors, or affiliates thereof, will be solely and directly related to the Reorganization, within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Target Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. Each Fund agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Funds and the Target Funds in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transaction applicable to such party (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before April 1, 2003, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Target Funds and any authorized officer of the Acquiring Funds; provided, however, that following each meeting of the Target Fund Shareholders called by the Target Funds pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable Target Fund, 200 Hopmeadow Street, Simsbury, Connecticut 06089, with a copy to Dechert, Ten Post Office Square -- South, Boston, Massachusetts 02109-4603, Attention: John V. O'Hanlon, Esq., or to the applicable Acquiring Fund, 200 Hopmeadow Street, Simsbury, Connecticut 06089, with a copy to Dechert, Ten Post Office Square -- South, Boston, Massachusetts 02109-4603, Attention:
John V. O'Hanlon, Esq., or to any other address that the Target Funds or the Acquiring Funds shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of each Acquiring Fund and each Target Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Corporations or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                        HARTFORD SERIES FUND, INC.
                                               on behalf of Hartford International Opportunities HLS
                                               Fund, Hartford Global Leaders HLS Fund, Hartford Growth
                                               and Income HLS Fund and Hartford Stock HLS Fund
----------------------------------------------
Secretary

                                               --------------------------------------------------------
                                               By:
                                               --------------------------------------------------------
                                               Its:
                                               --------------------------------------------------------

Attest:                                        HARTFORD HLS SERIES FUND II, INC.
                                               on behalf of Hartford International Stock II HLS Fund,
                                               Hartford Global Equity HLS Fund, Hartford Blue Chip
                                               Stock II HLS Fund, Hartford Investors Growth HLS Fund
                                               and Hartford American Leaders HLS Fund
----------------------------------------------
Secretary

                                               --------------------------------------------------------
                                               By:
                                               --------------------------------------------------------
                                               Its:
                                               --------------------------------------------------------

AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

HL INVESTMENT ADVISORS, LLC

                                               --------------------------------------------------------
                                               By:
                                               --------------------------------------------------------
                                               Its:
                                               --------------------------------------------------------

                                   SCHEDULE A

TARGET FUND                                     ACQUIRING FUND
-----------                                     --------------
Hartford International Stock II HLS Fund        Hartford International Opportunities HLS
                                                Fund
Hartford Global Equity HLS Fund                 Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund            Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund              Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund              Hartford Stock HLS Fund

                      (This page intentionally left blank)

                                                                      APPENDIX B

          MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUNDS' PERFORMANCE

--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM?

Hartford International Opportunities HLS Fund returned -2.6% for the 6-months ended June 30,2002. The Fund's return trailed both the -1.0% return for the MSCI All-Country World Free ex US Index, and the -1.7% return for the Lipper International VA-UF Average, over the same period.

Q. WHY DID THE FUND PERFORM THIS WAY?

Underperformance of the Fund was primarily two-fold: modestly negative country allocation and poor stock selection within certain regions. With respect to country allocation, the Fund's underweight position in Japan, overweight position in Hong Kong and the allocation to Latin America hurt the Fund's performance. During the first six months of the year, Japanese equities outper-formed, helped by a significantly stronger yen. We reduced our position late in the second quarter because we found the Japanese market less compelling and felt that Japanese fundamentals have been more fully reflected in equity prices. Emerging market countries struggled during the period, hurt most by weakness within Latin America. We continued to underweight developed Asia ex-Japan, but maintained exposure to emerging Asia, resulting in a modest overweight in Asia ex-Japan as a whole. Asia outperformed the major developed regions for over a year now and we expect that it will continue to do so. With respect to stock selection, the Fund's holdings in Japanese and Asian ex-Japanese equities hurt the Fund's performance offsetting positive stock selection in Europe and the Emerging Markets. The Fund is currently poised for global economic recovery investing in those areas of the market that are attractively valued.

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

The global economy and markets are currently trending in opposite directions in a disconnect that has few precedents in history. The global economy, led by the U.S. and Asia ex-Japan, appears to be recovering reasonably well, albeit unspectacularly, from the recent, synchronized global slowdown. Global markets, on the other hand, continue to deflate in the aftermath of the late-1990s bubble. The most recent leg down in the markets has resulted in valuations more attractive than they have been in some time. We are cautiously optimistic that these increasingly attractive valuations, combined with the continuing positive economic news, will eventually turn the equity markets around. However, significant risks remain that could prolong the current malaise in the markets. The risks include additional corporate fraud revelations, violence in the Middle East, the war on terrorism, and fund flows out of equities. Barring major exogenous shocks, however, we believe that the gradually improving economy will drive an improvement in equity market returns going forward.

PORTFOLIO MANAGER

TROND SKRAMSTAD                                       [TROND SKRAMSTAD PHOTO]
Senior Vice President, and Partner
Wellington Management Company, LLP


ASSOCIATE PORTFOLIO MANAGER

ANDREW S. OFFIT                                       [ANDREW S. OFFIT PHOTO]
Senior Vice President and Partner
Wellington Management Company, LLP


PERFORMANCE OVERVIEW

6/30/1992 - 6/30/2002
Growth of a $10,000 investment
[LINE GRAPH]

      International           MSCI AC Free       MSCI EAFE
     Opportunities IA        ex US Index**      GDP Index*
     ----------------        ------------       ---------

 6/92     10000                  10000            10000
12/92      9448                   9789             9428
'93       12634                  13206            12645
'94       12389                  14081            13683
'95       14115                  15481            15272
'96       15941                  16515            16503
'97       15995                  16852            17519
'98       18100                  19289            22269
'99       25314                  25250            29257
'00       20984                  21441            24779
'01       17054                  17261            19346
 6/02     16617                  17080            19417

========================================================
AVERAGE ANNUAL RETURNS (Inception 7/2/1990)

                      1 YEAR      5 YEARS       10 YEARS
Int'l. Opp. IA        -7.91%       -1.12%         5.21%
MSCI AC Free
ex US                 -8.17%       -1.70%         5.50%
MSCI EAFE GDP*       -10.24%        0.96%         6.86%
=========================================================

The chart represents a hypothetical investment in the Hartford International Opportunities HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance. A $10,000 investment in the Class IB shares on 6/30/1992 would have been valued at $16,254 on 6/30/2002.

*  The Morgan Stanley Europe Australia Far East GDP index.

** The Fund has changed its benchmark from the MSCI EAFE GDP Index to the MSCI AC World Free ex US Index because the MSCI AC World Free ex US Index is better suited for the investment strategy of the fund.

--------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund returned -8.2% for the 6-months ended June 30, 2002. The Fund outperformed the MSCI World Index, which returned -8.6%, but underperformed the Lipper Global Funds VA-UF Average, which returned -7.0% over the same period.

Q. WHY DID THE FUND PERFORM THIS WAY?

The Fund benefited from good stock selection in the consumer discretionary area, with holdings such as Peugeot Citroen S.A. (transportation) and Staples, Inc. (retail), and in the information technology sector, with holdings such as Samsung Electronics Co., Ltd. (electronics), Sony Corp. (electronics) and VeriSign, Inc. (software & services). The consumer discretionary sector has and should continue to benefit from the anticipated global economic recovery, as consumers regain confidence and accelerate their spending on non-essential items. Successful stock picking continues to be the primary focus of the market as well as of our process, rather than sector allocation.

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

Looking forward, we are optimistic about the balance of 2002. While rate cuts are likely a thing of the past, we expect to see strengthening economic growth. The markets have time on their side - as we move through 2002, current business trends should improve and comparisons will become easier.

As always, the market environment proves to be both interesting and challenging for global investors. As volatility can cause periods of dislocation, it is increasingly important to pay attention to fundamentals and valuation parameters. Over the long term, we will continue to seek outperformance by identifying the winning sectors and companies.


PORTFOLIO MANAGEMENT

ANDREW S. OFFIT                                 [ANDREW S. OFFIT PHOTO]
Senior Vice President and Partner
Wellington Management Company, LLP


PERFORMANCE OVERVIEW

9/30/1998 - 6/30/2002
Growth of a $10,000 investment

[LINE GRAPH]

          Global              MSCI World
        Leaders IA              Index
        ----------            ----------
 9/98     10000                  10000
12/98     13188                  12122
12/99     19830                  15194
12/00     18429                  13231
12/01     15373                  11046
 6/02     14111                  10095

=========================================================
AVERAGE ANNUAL RETURNS (Inception 9/30/1998)

                                                  SINCE
                                    1 YEAR      INCEPTION
Global Leaders IA                  -12.97%        9.62%
MSCI World                         -14.89%        0.25%
=========================================================

The chart represents a hypothetical investment in the Hartford Global Leaders HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares at the Fund's inception of 9/30/1998 would have been valued at $14,016 on 6/30/2002.

--------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM?

Hartford Growth and Income HLS Fund returned -16.7% for the 6-months ended June 30, 2002. The Fund underperformed the S&P 500 index, which returned -13.2% and the Lipper Large Cap Core VA-UF Average, which returned -14.1% over the same period.

Q. WHY DID THE FUND PERFORM THIS WAY?

The Fund underperformed the benchmark during the period primarily due to returns in the consumer discretionary, industrials, and telecommunications services sectors. Within media, the Fund's exposure to AOL Time Warner, Inc. (software & services) and Adelphia Communications Corp. (media & entertainment) negatively impacted performance. In industrials, the overweight position in Tyco International Ltd. (consumer non-durables) accounted for over half of the Fund's relative underperformance during the period. Also in industrials, holdings in WorldCom, Inc. (communications) detracted heavily from performance.

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

We believe that a key variable to the speed and magnitude of this recovery will be consumer spending, which accounts for almost 2/3 of the economic activity in the U.S. In the last year, the consumer has benefited from the strong housing market, tax cuts, and lower energy costs. For strong consumer demand to continue, job growth must continue to improve. We believe that corporate profit growth, another important variable in this economic recovery, will be stronger later this year and into 2003, and capital spending should then follow.


PORTFOLIO MANAGER

JAMES A. RULLO, CFA                             [JAMES A. RULLO PHOTO]
Senior Vice President and Partner
Wellington Management Company, LLP


PERFORMANCE OVERVIEW

5/29/1998 - 6/30/2002
Growth of a $10,000 investment

[LINE GRAPH]

     Growth and             S&P 500
     Income IA               Index
     ----------             -------

5/98   10000                10000
12/98  11905                11366
12/99  14503                13757
12/00  13684                12505
12/01  12587                11021
6/02   10482                 9572

=========================================================
AVERAGE ANNUAL RETURNS (Inception 5/29/1998)

                                                 SINCE
                                    1 YEAR      INCEPTION
Growth and Income IA               -21.50%        1.16%
S&P 500 Index                      -17.97%       -1.07%
=========================================================

The chart represents a hypothetical investment in the Hartford Growth and Income HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares at the Fund's inception of 5/29/1998 would have been valued at $10,392 on 6/30/2002.

--------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund returned -16.6% for the 6-months ended June 30,
2002. The Fund underperformed both the Lipper Large Cap Core VA-UF Average, return of -14.1% and the S&P 500 Index, return of -13.2% over the same period.

Q. WHY DID THE FUND PERFORM THIS WAY?

The first half of 2002 proved to be tumultuous for U.S. equity investors. Continued concerns about global terrorism, constant turmoil in the Middle East, economic chaos in parts of South America, a weakening dollar, revelations of corporate malfeasance and accounting chicanery by a number of large corporations, resulted in one of the worst absolute and relative performance periods in recent history. The best performing sectors on a relative basis were basic materials, consumer staples, energy, and financials. Conversely, the technology, telecom, utilities and health care sectors were quite weak. Small caps continued to outperform large caps, while value outperformed growth. The Fund's underperformance was due to our emphasis on large caps, our exposure to technology and health care, our underweights in consumer staples and consumer discretionary and significant declines in a number of our individual holdings. Recently,we made a number of changes to try to improve performance. We reduced our technology holdings early in the quarter due to evidence that the fallout from the bubble of 1999 and 2000 was more severe than we had originally thought. We increased our industrial and commercial weight in anticipation of better growth in that sector of the economy. Finally, we increased our health care exposure since many of the companies within this sector should benefit from a weaker dollar.

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

Going forward, there are some positives on the horizon. Interest rates are low and should remain low for the next three to six months at least. The economy in the U.S. is growing, although the pace has moderated from that of the first quarter. The accounting issues and corporate governance concerns should be addressed quite rapidly by most companies, hopefully helping to restore confidence in the system. The weak dollar should help U.S. multinationals grow revenues. And finally, valuations look quite reasonable unless earnings growth stalls over the next six months. So, while this has been a severely disappointing period for all investors, we see some reasons to be hopeful about the future.


PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA                          [RAND L. ALEXANDER PHOTO]
Senior Vice President, and Partner
Wellington Management Company, LLP


ASSOCIATE PORTFOLIO MANAGER

MAYA K. BITTAR, CFA                             [MAYA K. BITTAR PHOTO]
Vice President
Wellington Management Company, LLP


PERFORMANCE OVERVIEW

6/30/1992 - 6/30/2002
Growth of a $10,000 investment

[LINE GRAPH]

        Stock IA            S&P 500 Index
        --------            -------------
 6/92     10000                 10000
12/92     11080                 10834
'93       12669                 11923
'94       12429                 12080
'95       16667                 16613
'96       20728                 20421
'97       27232                 27230
'98       36347                 35007
'99       43538                 42372
'00       40471                 38515
'01       35521                 33943
 6/02     29639                 29480

=====================================================
AVERAGE ANNUAL RETURNS (Inception 8/31/1977)

                        1 YEAR    5 YEARS    10 YEARS
Stock IA                -20.53%     3.22%     11.48%
S&P 500 Index           -17.97%     3.66%     11.42%
=====================================================

The chart represents a hypothetical investment in the Hartford Stock HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance. A $10,000 investment in the Class IB shares on 6/30/1992 would have been valued at $28,987 on 6/30/2002.

                                                                      APPENDIX C


     The financial highlights table is intended to help you understand the financial performance of the Acquiring Funds' shares for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate at which an investor in each Fund's shares would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the periods ended December 31 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements and financial highlights are included in the annual report which is available upon request.* These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees will lower the Funds' performance.


               FINANCIAL HIGHLIGHTS TABLE FOR THE ACQUIRING FUNDS

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   -- SELECTED PER-SHARE DATA(4) --
                                    ---------------------------------------------------------------
                                                             NET REALIZED
                                                                 AND
                                    NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS
                                    VALUE AT    INVESTMENT       GAIN          FROM       FROM NET
                                    BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME
                                    ---------   ----------   ------------   ----------   ----------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC.
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................  $0.950       $0.008       $(0.029)      $(0.021)     $(0.009)
   Class IB........................   0.950        0.006        (0.030)       (0.024)      (0.007)
   For the Year Ended December 31,
     2001
   Class IA........................   1.364        0.012        (0.264)       (0.252)      (0.001)
   Class IB........................   1.365        0.012        (0.264)       (0.252)      (0.002)
   For the Year Ended December 31,
     2000
   Class IA........................   1.876        0.018        (0.314)       (0.296)      (0.023)
   Class IB........................   1.876        0.025        (0.324)       (0.299)      (0.019)
   For the Year Ended December 31,
     1999
   Class IA........................   1.355        0.019         0.520         0.539       (0.018)
   Class IB........................   1.357(5)     0.017(5)      0.519(5)      0.536(5)    (0.017)(5)
   For the Year Ended December 31,
     1998
   Class IA........................   1.294        0.021         0.147         0.168       (0.019)
   From inception April 1, 1998
     through December 31, 1998
   Class IB........................   1.396(5)     0.004(5)     (0.021)(5)    (0.017)(5)   (0.022)(5)
   For the Year Ended December 31
     1997..........................   1.407        0.022        (0.019)        0.003       (0.012)
HARTFORD GLOBAL LEADERS HLS FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................   1.440        0.006        (0.121)       (0.115)      (0.001)
   Class IB........................   1.440        0.007        (0.127)       (0.120)          --
   For the Year Ended December 31,
     2001
   Class IA........................   1.759        0.011        (0.305)       (0.294)      (0.008)
   Class IB........................   1.757        0.008        (0.302)       (0.294)      (0.006)
   For the Year Ended December 31,
     2000
   Class IA........................   1.913        0.008        (0.142)       (0.134)      (0.009)
   Class IB........................   1.912       (0.006)       (0.130)       (0.136)      (0.008)
   For the Year Ended December 31,
     1999
   Class IA........................   1.285        0.003         0.642         0.645       (0.003)
   Class IB........................   1.285        0.007         0.634         0.641           --
   From inception, September 30,
     1998 through December 31, 1998
   Class IA........................   1.000        0.001         0.318         0.319       (0.002)
   Class IB........................   1.000        0.002         0.316         0.318       (0.001)

                                                   -- SELECTED PER-SHARE DATA(4) --
                                     ----------------------------------------------

                                                      DISTRIBUTIONS
                                       DIVIDENDS          FROM
                                      IN EXCESS OF    NET REALIZED    DISTRIBUTIONS
                                     NET INVESTMENT     GAINS ON          FROM
                                         INCOME        INVESTMENTS       CAPITAL
                                     --------------   -------------   -------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC.
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................      $  --           $    --          $  --
   Class IB........................         --                --             --
   For the Year Ended December 31,
     2001
   Class IA........................         --            (0.161)            --
   Class IB........................         --            (0.161)            --
   For the Year Ended December 31,
     2000
   Class IA........................         --            (0.193)            --
   Class IB........................         --            (0.193)            --
   For the Year Ended December 31,
     1999
   Class IA........................         --                --             --
   Class IB........................         --(5)             --(5)          --(5)
   For the Year Ended December 31,
     1998
   Class IA........................         --            (0.088)            --
   From inception April 1, 1998
     through December 31, 1998
   Class IB........................         --(5)             --(5)          --(5)
   For the Year Ended December 31
     1997..........................         --            (0.104)            --
HARTFORD GLOBAL LEADERS HLS FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................         --                --             --
   Class IB........................         --                --             --
   For the Year Ended December 31,
     2001
   Class IA........................         --            (0.017)            --
   Class IB........................         --            (0.017)            --
   For the Year Ended December 31,
     2000
   Class IA........................         --            (0.011)            --
   Class IB........................         --            (0.011)            --
   For the Year Ended December 31,
     1999
   Class IA........................         --            (0.014)            --
   Class IB........................         --            (0.014)            --
   From inception, September 30,
     1998 through December 31, 1998
   Class IA........................         --            (0.032)            --
   Class IB........................         --            (0.032)            --

---------------
(1) Annualized.
(2) Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Life Insurance Companies) reached $20 million. The ratio of expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999.
(6) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 * In light of recent developments affecting Arthur Andersen LLP, including the departure of certain key audit personnel, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in this registration statement of the Acquiring Funds' audited financial statements. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

--------------------------------------------------------------------------------

                                                                 -- RATIOS AND SUPPLEMENTAL DATA --
------------------------------------------------------------------------------------------------------------------------------
                                                                               RATIO OF     RATIO OF     RATIO OF
                                                                               EXPENSES     EXPENSES       NET
                                       NET ASSET              NET ASSETS      TO AVERAGE   TO AVERAGE   INVESTMENT
                      NET INCREASE     VALUE AT                AT END OF      NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
        TOTAL        (DECREASE) IN        END      TOTAL        PERIOD          AFTER        BEFORE     TO AVERAGE   TURNOVER
    DISTRIBUTIONS   NET ASSETS VALUE   OF PERIOD   RETURN   (000'S OMITTED)    WAIVERS      WAIVERS     NET ASSETS    RATE(6)
    -------------   ----------------   ---------   ------   ---------------   ----------   ----------   ----------   ---------
       $(0.009)         $(0.030)        $0.920     (2.56)%    $  851,069         0.82%(1)     0.82%(1)     1.53%(1)      82%
        (0.007)          (0.031)         0.919     (2.66)         24,296         1.03(1)      1.07(1)      1.33(1)       82
        (0.162)          (0.414)         0.950    (18.73)        941,934         0.81         0.81         1.10         144
        (0.163)          (0.415)         0.950    (18.88)         22,277         0.99         1.06         0.92         144
        (0.216)          (0.512)         1.364    (17.10)      1,326,609         0.78         0.78         1.16         159
        (0.212)          (0.511)         1.365    (17.25)         18,682         0.96         1.03         0.98         159
        (0.018)           0.521          1.876     39.86       1,574,836         0.78         0.78         1.20         133
        (0.017)(5)        0.519(5)       1.876(5)  39.61           3,203         0.96         1.03         1.02         133
        (0.107)           0.061          1.355     13.16       1,196,694         0.77         0.77         1.51         157
        (0.022)(5)       (0.039)(5)      1.357(5)  (1.13)(2)         663         0.94(1)      0.94         0.71(1)      157
        (0.116)          (0.113)         1.294      0.34       1,092,946         0.77         0.77         1.48          73
        (0.001)          (0.116)         1.324     (8.21)        676,758         0.80(1)      0.80(1)      1.22(1)      154
            --           (0.120)         1.320     (8.32)         52,468         1.00(1)      1.05(1)      1.02(1)      154
        (0.025)          (0.319)         1.440    (16.58)        484,661         0.81         0.81         0.71         363
        (0.023)          (0.317)         1.440    (16.73)         49,356         0.99         1.06         0.53         363
        (0.020)          (0.154)         1.759     (7.06)        572,517         0.81         0.81         0.63         367
        (0.019)          (0.155)         1.757     (7.22)         25,869         0.99         1.06         0.45         367
        (0.017)           0.628          1.913     50.37         179,675         0.86         0.91         0.54(3)      207
        (0.014)           0.627          1.912     50.11              69         1.04         1.16         0.36(3)      207
        (0.034)           0.285          1.285     31.88(2)        5,761         0.89(1)      1.46(1)      0.63(1)(3)    48
        (0.033)           0.285          1.285     31.82(2)           39         0.98(1)      1.55(1)      0.59(1)(3)    48

--------------------------------------------------------------------------------

                                                                   -- SELECTED PER-SHARE DATA(4) --
                                    ---------------------------------------------------------------
                                                             NET REALIZED
                                                                 AND
                                    NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS
                                    VALUE AT    INVESTMENT       GAIN          FROM       FROM NET
                                    BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME
                                    ---------   ----------   ------------   ----------   ----------
HARTFORD GROWTH AND INCOME HLS FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................  $ 1.170     $    --       $(0.194)      $(0.194)     $(0.004)
   Class IB........................    1.170       0.001        (0.200)       (0.199)      (0.003)
   For the Year Ended December 31,
     2001
   Class IA........................    1.326       0.006        (0.112)       (0.106)          --
   Class IB........................    1.323       0.005        (0.108)       (0.103)          --
   For the Year Ended December 31,
     2000
   Class IA........................    1.432       0.005        (0.085)       (0.080)      (0.005)
   Class IB........................    1.430      (0.008)       (0.074)       (0.082)      (0.004)
   For the Year Ended December 31,
     1999
   Class IA........................    1.186       0.004         0.255         0.259       (0.004)
   Class IB........................    1.185       0.006         0.250         0.256       (0.002)
   From inception, May 31, 1998
     through December 31, 1998
   Class IA........................    1.000       0.005         0.185         0.190       (0.004)
   Class IB........................    1.000       0.009         0.179         0.188       (0.003)
HARTFORD STOCK HLS FUND, INC.
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................    4.740       0.019        (0.808)       (0.789)      (0.002)
   Class IB........................    4.730       0.018        (0.804)       (0.786)      (0.002)
   For the Year Ended December 31,
     2001
   Class IA........................    5.880       0.041        (0.738)       (0.697)      (0.038)
   Class IB........................    5.879       0.046        (0.758)       (0.712)      (0.032)
   For the Year Ended December 31,
     2000
   Class IA........................    7.147       0.039        (0.500)       (0.461)      (0.041)
   Class IB........................    7.151       0.074        (0.547)       (0.472)      (0.034)
   For the Year Ended December 31,
     1999
   Class IA........................    6.562       0.050         1.143         1.193       (0.049)
   Class IB........................   11.884(5)    0.021(5)      1.200(5)      1.221(5)    (0.056)(5)
   For the Year Ended December 31,
     1998
   Class IA........................    5.123       0.051         1.622         1.673       (0.050)
   From inception April 1, 1998
     through December 31, 1998
   Class IB........................   10.793(5)    0.043(5)      1.565(5)      1.608(5)    (0.517)(5)
   For the Year Ended December 31
     1997..........................    4.143       0.050         1.196         1.246       (0.049)

                                                   -- SELECTED PER-SHARE DATA(4) --
                                     ----------------------------------------------

                                                      DISTRIBUTIONS
                                       DIVIDENDS          FROM
                                      IN EXCESS OF    NET REALIZED    DISTRIBUTIONS
                                     NET INVESTMENT     GAINS ON          FROM
                                         INCOME        INVESTMENTS       CAPITAL
                                     --------------   -------------   -------------
HARTFORD GROWTH AND INCOME HLS FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................      $  --           $    --          $  --
   Class IB........................         --                --             --
   For the Year Ended December 31,
     2001
   Class IA........................         --            (0.050)            --
   Class IB........................         --            (0.050)            --
   For the Year Ended December 31,
     2000
   Class IA........................         --            (0.021)            --
   Class IB........................         --            (0.021)            --
   For the Year Ended December 31,
     1999
   Class IA........................         --            (0.009)            --
   Class IB........................         --            (0.009)            --
   From inception, May 31, 1998
     through December 31, 1998
   Class IA........................         --                --             --
   Class IB........................         --                --             --
HARTFORD STOCK HLS FUND, INC.
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................         --                --             --
   Class IB........................         --                --             --
   For the Year Ended December 31,
     2001
   Class IA........................         --            (0.405)            --
   Class IB........................         --            (0.405)            --
   For the Year Ended December 31,
     2000
   Class IA........................         --            (0.765)            --
   Class IB........................         --            (0.766)            --
   For the Year Ended December 31,
     1999
   Class IA........................         --            (0.559)            --
   Class IB........................         --(5)         (5.898)(5)         --(5)
   For the Year Ended December 31,
     1998
   Class IA........................         --            (0.184)            --
   From inception April 1, 1998
     through December 31, 1998
   Class IB........................         --(5)             --(5)          --(5)
   For the Year Ended December 31
     1997..........................         --            (0.217)            --

---------------
(1) Annualized.
(2) Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Life Insurance Companies) reached $20 million. The ratio of expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999.
(6) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------

                                                                  -- RATIOS AND SUPPLEMENTAL DATA --
--------------------------------------------------------------------------------------------------------------------------------
                                                                               RATIO OF     RATIO OF      RATIO OF
                                                                               EXPENSES     EXPENSES        NET
                                       NET ASSET              NET ASSETS      TO AVERAGE   TO AVERAGE    INVESTMENT
                      NET INCREASE     VALUE AT                AT END OF      NET ASSETS   NET ASSETS      INCOME      PORTFOLIO
        TOTAL        (DECREASE) IN        END      TOTAL        PERIOD          AFTER        BEFORE      TO AVERAGE    TURNOVER
    DISTRIBUTIONS   NET ASSETS VALUE   OF PERIOD   RETURN   (000'S OMITTED)    WAIVERS      WAIVERS      NET ASSETS    RATE (6)
    -------------   ----------------   ---------   ------   ---------------   ----------   ----------   ------------   ---------
       $(0.004)         $(0.198)        $ 0.972    (16.73)%   $  531,169         0.78%(1)     0.78%(1)      0.52%(1)      48%
        (0.003)          (0.202)          0.968    (16.84)        50,011         0.98(1)      1.03(1)       0.32(1)       48
        (0.050)          (0.156)          1.170     (8.02)       416,013         0.79         0.79          0.54          85
        (0.050)          (0.153)          1.170     (8.18)        46,599         0.97         1.04          0.36          85
        (0.026)          (0.106)          1.326     (5.64)       379,905         0.79         0.79          0.41          73
        (0.025)          (0.107)          1.323     (5.81)        14,898         0.97         1.04          0.23          73
        (0.013)           0.246           1.432     21.82        201,857         0.82         0.82          0.63          54
        (0.011)           0.245           1.430     21.61             14         1.00         1.07          0.45          54
        (0.004)           0.186           1.186     19.05(2)      25,312         0.28(1)      0.84(1)       1.42(1)(3)    30
        (0.003)           0.185           1.185     18.82(2)          11         0.44(1)      1.00(1)       1.34(1)(3)    30
        (0.002)          (0.791)          3.949    (16.56)     6,255,698         0.49(1)      0.49(1)       0.84(1)       21
        (0.002)          (0.788)          3.942    (16.64)       276,562         0.69(1)      0.74(1)       0.64(1)       21
        (0.443)          (1.140)          4.740    (12.23)     7,834,643         0.49         0.49          0.80          39
        (0.437)          (1.149)          4.730    (12.39)       271,475         0.67         0.74          0.62          39
        (0.806)          (1.267)          5.880     (7.04)     9,590,018         0.48         0.48          0.64          40
        (0.799)          (1.272)          5.879     (7.21)       136,077         0.66         0.73          0.46          40
        (0.608)           0.585           7.147     19.78      9,400,385         0.48         0.48          0.80          39
        (5.954)(5)       (4.733)(5)       7.151(5)  19.57         47,439         0.66         0.73          0.62          39
        (0.234)           1.439           6.562     33.47      7,183,046         0.46         0.46          0.95          27
        (0.517)(5)        1.091(5)       11.884(5)  14.91(2)      10,167         0.65(1)      0.65(1)       0.73(1)       27
        (0.266)           0.980           5.123     31.38      4,713,322         0.45         0.45          1.11          32

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 7, 2002

                          ACQUISITION OF THE ASSETS OF

     HARTFORD INTERNATIONAL STOCK II HLS FUND ("INTERNATIONAL STOCK FUND")
             HARTFORD GLOBAL EQUITY HLS FUND ("GLOBAL EQUITY FUND")
            HARTFORD BLUE CHIP STOCK II HLS FUND ("BLUE CHIP FUND")
          HARTFORD INVESTORS GROWTH HLS FUND ("INVESTORS GROWTH FUND")
          HARTFORD AMERICAN LEADERS HLS FUND ("AMERICAN LEADERS FUND")

                                EACH A SERIES OF
                       HARTFORD HLS SERIES FUND II, INC.

                              200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06089
             1-800-862-6668 (if you are a variable annuity owner)
      1-800-800-2000 (if you are a variable life insurance policy owner)

                        BY AND IN EXCHANGE FOR SHARES OF

          HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND ("INTERNATIONAL
                              OPPORTUNITIES FUND")
            HARTFORD GLOBAL LEADERS HLS FUND ("GLOBAL LEADERS FUND")
         HARTFORD GROWTH AND INCOME HLS FUND ("GROWTH AND INCOME FUND")
                     HARTFORD STOCK HLS FUND ("STOCK FUND")

                                EACH A SERIES OF
                           HARTFORD SERIES FUND, INC.

                              200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06089
            1-800-862-6668 (if you are a variable annuity owner)
      1-800-800-2000 (if you are a variable life insurance policy owner)

         This Statement of Additional Information relates specifically to the reorganization of the series of Hartford HLS Series Fund II, Inc. referenced above (each a "Target Fund") into the series of Hartford Series Fund, Inc. referenced above (each an "Acquiring Fund"). Pursuant to this reorganization, each Acquiring Fund would acquire all or substantially all of the assets and all of the liabilities of a Target Fund that has similar investment objectives, policies and risks, and Acquiring Fund shares would be distributed pro rata by each Target Fund to the holders of its shares, in complete liquidation of the Target Fund. For the name of the Acquiring Fund into which your Target Fund would be reorganized, see the section entitled "Summary - About the Proposed Reorganization" in the Prospectus/Proxy Statement dated November 7, 2002.

         This Statement of Additional Information consists of this cover page and the following documents, which are incorporated by reference herein:

1. The Statement of Additional Information dated May 1, 2002 of the Target Funds, included in Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Hartford HLS Series Fund II, Inc., previously filed on EDGAR on April 30, 2002, (SEC File Nos. 33-03920/811-4615), Accession Number 0000950137-02-002584.

2. The Statement of Additional Information dated August 29, 2002 of the Acquiring Funds, included in Post-Effective Amendment Nos. 16 and 14 to the Registration Statement on Form N-1A of Hartford Series Fund, Inc. previously filed on EDGAR on August 29, 2002, (SEC File Nos. 333-45431/811-08629),
Accession Number 0000912057-02-034074.

3. The audited financial statements of the Target Funds included in the Annual Report of Hartford HLS Series Fund II, Inc. for the fiscal year ended December 31, 2001, previously filed on EDGAR on February 28, 2002, Accession Number 0000912057-02-008208.

4. The unaudited financial statements of the Target Funds included in the Semi-Annual Report of Hartford HLS Series Fund II, Inc. for the six months ended June 30, 2002, previously filed on EDGAR on August 13, 2002, Accession Number 0000950135-02-003688.


5. The audited financial statements of the Acquiring Funds, except for International Opportunities Fund and Stock Fund, included in the Annual Report of Hartford Series Fund, Inc. for the fiscal year ended December 31, 2001, previously filed on EDGAR on February 19, 2002, Accession Number
0000950135-02-000997.*



6. The audited financial statements of Hartford International Opportunities HLS Fund, Inc. (the predecessor entity to International Opportunities Fund, a series of Hartford Series Fund, Inc.), included in the Annual Report of Hartford International Opportunities HLS Fund, Inc. for the fiscal year ended December 31, 2001, previously filed on EDGAR on February 19, 2002, Accession Number 0000950135-02-000997.*



7. The audited financial statements of Hartford Stock HLS Fund, Inc. (the predecessor entity to Stock Fund, a series of Hartford Series Fund, Inc.), included in the Annual Report of Hartford Stock HLS Fund, Inc. for the fiscal year ended December 31, 2001, previously filed on EDGAR on February 19, 2002, Accession Number 0000950135-02-000997.*


8. The unaudited financial statements of the Acquiring Funds included in the Semi-Annual Report of Hartford Series Fund, Inc. for the six months ended June 30, 2002, previously filed on EDGAR on August 13, 2002, Accession Number 0000950135-02-003687.


         Because the net asset value of each Target Fund did not individually exceed 10 percent of the corresponding Acquiring Fund's net asset value, all measured as of September 30, 2002, pro forma financial statements relating to those Funds have not been included in this Statement of Additional Information.



         This Statement of Additional Information dated November 7, 2002 is not a prospectus. A Prospectus/Proxy Statement dated November 7, 2002 relating to the above-referenced matters may be obtained from the Acquiring Funds or the Target Funds at the addresses and telephone



* In light of recent developments affecting Arthur Andersen LLP, including the departure of certain key audit personnel, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in this registration statement of the Acquiring Funds' audited financial statements. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                         FORM OF VOTING INSTRUCTION CARD

              THESE VOTING INSTRUCTIONS ARE SOLICITED ON BEHALF OF
                        FORTIS BENEFITS INSURANCE COMPANY
                     AND FIRST FORTIS LIFE INSURANCE COMPANY


HARTFORD HLS SERIES FUND II, INC.                VOTING INSTRUCTIONS FOR SPECIAL
[FUND NAME PRINTS HERE]                          SHAREHOLDERS MEETING
                                                 TO BE HELD JANUARY 15, 2003

The undersigned hereby instructs Fortis Benefits Insurance Company and First Fortis Life Insurance Company to represent and vote the number of shares of the series named above (the "Fund") represented by the number of votes attributable to the undersigned's variable annuity contract or variable insurance contract as of October 18, 2002 at a Special Meeting of Shareholders to be held at the offices of HL Investment Advisors, LLC, 200 Hopmeadow Street, Simsbury, Connecticut, on January 15, 2003, at 10:00 a.m., Eastern Time, and at any adjournments or postponements thereof, upon the matter on the reverse as set forth in the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement.

All previous voting instructions with respect to the meeting are revoked. Receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged by your execution of these voting instructions.

In their discretion, Fortis Benefits Insurance Company and First Fortis Life Insurance Company are each authorized to vote upon such other business as may properly come before the meeting and any adjournments or postponements of the meeting unless otherwise prohibited by the undersigned. Contract and policy owners wishing to vote in accordance with the Board of Directors' recommendation need only sign and date this voting instruction form and return it in the envelope provided.

                                                Date
                                                    ---------------------------

                                 PLEASE MARK, SIGN, DATE AND RETURN THESE VOTING INSTRUCTIONS IN THE ADDRESSED ENVELOPE -
                                 NO POSTAGE REQUIRED.


                                 -----------------------------------------------


                                 -----------------------------------------------
                                 Contract owner(s) sign here

                                 Please sign exactly as name appears to the left. When signing as attorney, executor, administrator, trustee, or guardian, please give full title as such. If signing for a corporation, please sign in full corporate name by authorized person. If a partnership, please sign in partnership name by authorized person.

            Please fold and detach card at perforation before mailing


                                      PLEASE FILL IN BOX AS SHOWN USING BLACK OR
                                      BLUE INK OR NUMBER 2 PENCIL. [X]
                                      PLEASE DO NOT USE FINE POINT PENS.

THESE VOTING INSTRUCTIONS WILL BE VOTED AS INSTRUCTED ON THE MATTER SET FORTH BELOW. IT IS UNDERSTOOD THAT IF NO CHOICE IS SPECIFIED, THESE VOTING INSTRUCTIONS WILL BE VOTED "FOR" SUCH MATTER. UPON ALL OTHER MATTERS, FORTIS BENEFITS INSURANCE COMPANY AND FIRST FORTIS LIFE INSURANCE COMPANY SHALL VOTE ACCORDING TO THEIR BEST JUDGMENT.

VOTES OF CONTRACT AND POLICY OWNERS FOR WHICH NO VOTING INSTRUCTIONS ARE RECEIVED WILL BE VOTED IN THE SAME PROPORTION AS THE VOTES OF CONTRACT AND POLICY OWNERS FOR WHICH VOTING INSTRUCTIONS ARE RECEIVED.



1.  To approve a proposed Agreement and                  FOR   AGAINST   ABSTAIN
Plan of Reorganization ("Plan") between the Fund
and a comparable mutual fund in the Hartford             [ ]     [ ]       [ ]
fund family (the "Acquiring Fund"), whereby the Acquiring Fund would acquire all or substantially all of the assets and all of the liabilities of the Fund in exchange solely for the Acquiring Fund's voting shares, to be distributed PRO RATA by the Fund to the holders of its shares, in complete liquidation of the Fund.



              PLEASE BE SURE TO SIGN AND DATE VOTING INSTRUCTIONS.

                               FORM OF PROXY CARD

                THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                 DIRECTORS OF HARTFORD HLS SERIES FUND II, INC.


HARTFORD HLS SERIES FUND II, INC.                    PROXY FOR SPECIAL
[FUND NAME PRINTS HERE]                              SHAREHOLDERS MEETING
                                                     TO BE HELD JANUARY 15, 2003

The undersigned hereby appoints David M. Znamierowski, George R. Jay, Brian C. Watkins, Daniel E. Burton and Kevin J. Carr or each of them separately with power to act without the others and with the right of substitution in each, the proxies of the undersigned to vote, as designated herein, all shares of the series named above (the "Fund") held by the undersigned on October 18, 2002, at a Special Meeting of Shareholders to be held at the offices of HL Investment Advisors, LLC, 200 Hopmeadow Street, Simsbury, Connecticut, on January 15, 2003, at 10:00 a.m., Eastern Time, and at any adjournments or postponements thereof, upon the matter on the reverse as set forth in the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement, with all powers the undersigned would possess if present in person.

All previous proxies with respect to the meeting are revoked. Receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged by your execution of this proxy. This proxy may be revoked at any time before it is exercised.

                                              Dated:
                                                    ---------------------

                                  PLEASE VOTE, DATE AND SIGN AND PROMPTLY RETURN
                                       THIS PROXY IN THE ENCLOSED ENVELOPE.


                                  ----------------------------------------------


                                  ----------------------------------------------
                                  Signature(s)

                                  Please sign exactly as name appears to the left. When signing as attorney, executor, administrator, trustee, or guardian, please give full title as such. If signing for a corporation, please sign in full corporate name by authorized person. If a partnership, please sign in partnership name by authorized person.

            Please fold and detach card at perforation before mailing


                             PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X]
                             PLEASE DO NOT USE FINE POINT PENS.


THIS PROXY WILL BE VOTED AS INSTRUCTED ON THE MATTER SET FORTH BELOW. IT IS UNDERSTOOD THAT IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED "FOR" SUCH MATTER.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting and any adjournments or postponements of the meeting. A shareholder wishing to vote in accordance with the Board of Directors' recommendation need only sign and date this proxy card and return it in the envelope provided.


1.  To approve a proposed Agreement and                   FOR  AGAINST  ABSTAIN
Plan of Reorganization ("Plan") between the Fund
and a comparable mutual fund in the Hartford              [ ]    [ ]      [ ]
fund family (the "Acquiring Fund"), whereby the Acquiring Fund would acquire all or substantially all of the assets and all of the liabilities of the Fund in exchange solely for the Acquiring Fund's voting shares, to be distributed PRO RATA by the Fund to the holders of its shares, in complete liquidation of the Fund.